GLOBAL ASSET MANAGEMENT(R)



                                GAM FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
                              FOR THE PERIOD ENDED
                                 30TH JUNE, 1998











This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.


                                 GAM FUNDS, INC.
                               Investment Adviser:
                      GAM International Management Limited



                                                                      GAM [LOGO]

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                                THE GAM GROUP
--------------------------------------------------------------------------------

     The GAM group  was  founded  in April  1983 by  Gilbert  de  Botton.  GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long term growth. The GAM group currently has approximately US$13.3 billion under management and employs a worldwide staff of about 430 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds - GAM International, GAM Global, GAM Europe, GAM Pacific Basin, GAM Japan Capital, GAM North America, GAM Asian Capital and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll free).


--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

GAM International ........................................................   3

GAM Global ...............................................................  10

GAM Europe ...............................................................  16

GAM Pacific Basin ........................................................  21

GAM Japan Capital ........................................................  27

GAM North America ........................................................  32

GAM Asian Capital ........................................................  37

GAMerica Capital .........................................................  41

Financial Statements .....................................................  45

Notes to Financial Statements ............................................  52

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                             GAM INTERNATIONAL FUND
--------------------------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

                    JOHN R. HORSEMAN JOINED GAM IN 1987, INITIALLY AS A MEMBER OF THE ASIAN TEAM BASED IN HONG KONG. AFTER MOVING TO THE LONDON OFFICE IN 1990 HE IS NOW RESPONSIBLE FOR A NUMBER OF GAM'S GLOBAL AND INTERNATIONAL FUNDS. PRIOR TO JOINING GAM
[PHOTO] IN 1987 HE WORKED FOR BA INVESTMENT MANAGEMENT INTERNATIONAL LTD AND WAS RESPONSIBLE FOR CERTAIN OF THE BANK OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF GAM GLOBAL AND GAM INTERNATIONAL FUNDS ON 1ST APRIL, 1990. MR HORSEMAN ALSO MANAGES THE OFFSHORE FUND GAM UNIVERSAL US$ INC. HE WAS EDUCATED AT THE UNIVERSITY OF BIRMINGHAM.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                 GAM
                                       International
                                             Class A
                                              (after                    Average
                                   GAM       maximum          MSCI      1 Month
                         International    sales load          EAFE      Deposit
                               Class A        of 5%)         Index         Rate

30th June, 98                 US$33.39      US$35.15      1,367.81
--------------------------------------------------------------------------------
                                     %             %             %            %
--------------------------------------------------------------------------------
Quarter to June, 98             + 1.77        - 3.32        + 1.13       + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                +17.32        +11.46        +16.08       + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
5 years to Jun, 1998            +23.89        +22.63        +10.34       + 5.15
--------------------------------------------------------------------------------
10 years to Jun, 1998           +18.76        +18.15        + 7.16       + 5.97
--------------------------------------------------------------------------------
Since inception                 +22.22        +21.76        +16.04       + 6.36
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 20th May, 1998 and Class D on 18th September, 1995. Indication of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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          GAM INTERNATIONAL FUND -- REPORT TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which are waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

--------------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Europe, Australian and Far East Index Index is a market value weighted, unmanaged index on the weighted share prices of some 1,000 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 16 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A (BAR CHART)

ANNUAL PERFORMANCE - CLASS A (BAR CHART)


                                                  GAM
                                        International
                            GAM               Class A
                  International        (after maximum             MSCI
                        Class A      sales load of 5%)      EAFE Index
Year                           %                    %                 %
--------------------------------------------------------------------------------
1994                     (10.23)               (14.71)            8.06
1995                      30.09                 23.59            11.55
1996                       8.98                  3.53             6.36
1997                      28.93                 22.48             2.06
1998*                     17.32                 11.46            16.08

*6 months

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          GAM INTERNATIONAL FUND -- REPORT TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES

                        GAM        MSCI          Average
              International        EAFE          1 Month
                    Class B       Index     Deposit Rate

30th June, 98      US$33.43    1,367.81
--------------------------------------------------------------------------------
                          %           %                %
--------------------------------------------------------------------------------
Since Inception*     + 0.12      - 1.64           + 0.53
--------------------------------------------------------------------------------



THE FACTS - CLASS C SHARES

                        GAM        MSCI          Average
              International        EAFE          1 Month
                    Class C       Index     Deposit Rate

30th June, 98      US$33.37    1,367.81
--------------------------------------------------------------------------------
                          %           %                %
--------------------------------------------------------------------------------
Since Inception*     + 1.27      - 0.37           + 0.64



THE FACTS - CLASS D SHARES

                                                 GAM
                                       International
                                             Class D
                                              (after                    Average
                                   GAM       maximum          MSCI      1 Month
                         International    sales load          EAFE      Deposit
                               Class D       of 3.5%)         Index        Rate

30th June, 98                 US$33.24      US$34.45       1,367.81
--------------------------------------------------------------------------------
                                     %             %              %           %
--------------------------------------------------------------------------------
Quarter to June, 98             + 1.74        - 1.82         + 1.13      + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                +17.29        +13.18         +16.08      + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
Since inception*                +23.26        +21.69         +11.25      + 5.59
--------------------------------------------------------------------------------

*Inception was on 26th May, 1998 for Class B shares , 20th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.


(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performances of Class D is shown after adjustment to reflect the maximum sales load, which are waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.




-----------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Europe, Australian and Far East Index Index is a market value weighted, unmanaged index on the weighted share prices of some 1,000 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 16 countries. The percentage change in the value of the index includes dividends reinvested.

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               GAM INTERNATIONAL FUND -- STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

THE COMMENT

     The Fund had a strong first quarter of 1998, underpinned by many of the fundamental forces that were going on. The large position we have had in Europe has been directly an influence on the Fund and we think it is being supported by factors that are helping the European markets to move ahead. The European economies are still not suffering from that much inflation and that has allowed short- and long-term interest rates to fall over where they were a year ago. In Europe, we continue to concentrate on pharmaceuticals and financials. Cyclicals, in which we are not involved, may disappoint in the second half. In Germany, slow growth in exports and consumption may indicate a more subdued period ahead. We have positions in the European defence and aerospace industries, which will benefit from the need to replace old equipment, such as aircraft. Examples are British Aerospace and Lagardere (France).

     In the second quarter the Asian worries came back to haunt markets and we are very pleased to say that despite these concerns, the underlying tone in Europe, where the Fund is predominantly invested, is still very firm. We have gone through each and every one of the stocks that we own and tried to assess to what extent Asia represents a problem or an opportunity for these companies and in general we are very comfortable with that particular prospect.



STATEMENT OF INVESTMENTS
AS AT 30TH JUNE, 1998
                                                                          MARKET
                                                                           VALUE
   HOLDINGS             DESCRIPTION                                          US$
--------------------------------------------------------------------------------
ADJUSTABLE RATE INDEX NOTES - 3.5%
                           UNITED KINGDOM - 3.5%
                       +   DLJ ARIN, Indexed to 3,000,000 shares
                             British Biotech 1999-01-15               7,297,252
                       +   DLJ ARIN, Indexed to 3,200,000 shares
                             British Biotech 1998-04-03               3,701,530
                       +   DLJ ARIN, Indexed to 13,000,000 shares
                             British Steel 1998-11-09                19,206,621
                       +   DLJ ARIN, Indexed to 1,000,000 shares
                             Energise 1999-06-02                      6,997,931
                       +   DLJ ARIN, Indexed to 800,000 shares
                             Energise 1999-06-03                      5,730,691
                       +   DLJ ARIN, Indexed to 500,000 shares
                             Energise 1999-06-04                      3,673,340
                       +   DLJ ARIN, Indexed to 1,000,000 shares
                             Flextech 1998-10-08                      4,064,330
                       +   DLJ ARIN, Indexed to 1,000,000 shares
                             Flextech 1998-10-08                      3,698,386
                       +   DLJ ARIN, Indexed to 1,000,000 shares
                             Flextech 1999-05-28                      3,871,634
                       +   DLJ ARIN, Indexed to 4,407,192 shares
                             General Cable 1998-12-07                 6,487,911
                       +   DLJ ARIN, Indexed to 1,944,000 shares
                             Seibe 1998-11-13                        25,434,945
                       +   DLJ ARIN, Indexed to 7,650,000 shares
                             TeleWest Communications 1998-12-07       6,056,628
                       +   DLJ ARIN, Indexed to 1,500,000 shares
                             TeleWest Communications 1999-06-14       1,259,881
                                                                     ----------
TOTAL ADJUSTABLE RATE INDEX NOTES (COST $83,899,962)                 97,481,080
                                                                     ----------

BONDS - 0.2%
                           GERMANY - 0.2%
         9,750,000         Bundes Deutchland 6.25% 2024-01-04         6,100,531
                                                                     ----------
TOTAL BONDS (COST $5,956,647)                                         6,100,531
                                                                     ----------

BOND WARRANTS - 1.1%
                           GERMANY - 1.1%
         *6,000,000        Bundes Deutschland 6.5% Wts
                             1998-02-01                              16,542,313
         *5,439,300        Salomon Brothers Call WTS 6.5%
                             1999-02-09                              15,479,216
                                                                     ----------
TOTAL BOND WARRANTS (COST $23,268,123)                               32,021,529
                                                                     ----------

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         GAM INTERNATIONAL FUND -- STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
   HOLDINGS             DESCRIPTION                                          US$
--------------------------------------------------------------------------------

CURRENCY WARRANTS - 0.6%
            GERMANY - 0.6%
            US Salomom USD/DEM Call Wts
*8,031,000  1999-01-29                                               17,597,676
                                                                    -----------
TOTAL CURRENCY WARRANTS (COST $28,162,969)                           17,597,676
                                                                    -----------
EQUITIES - 86.1%
            BELGIUM - 2.5%
   *14,400  KBC Bancassurance Holding Strip
   806,008  KBC Bancassurance Holding SA                             72,198,071
                                                                    -----------
                                                                     72,198,071
                                                                    -----------
            DENMARK - 1.9%
   442,377  Den Danske Bank                                          53,149,061
                                                                    -----------
                                                                     53,149,061
                                                                    -----------
            FINLAND - 2.5%
   965,006  Nokia A                                                  71,089,076
                                                                    -----------
                                                                     71,089,076
                                                                    -----------
            FRANCE - 11.1%
   641,240  AXA - UAP                                                72,174,659
*1,076,989  Credit Lyonnais                                         109,989,607
    84,118  L'Oreal                                                  46,824,271
 1,215,249  Lagardere SCA Groupe Registered                          50,629,508
   235,575  Union des Assurances Federales                           37,160,138
                                                                    -----------
                                                                    316,778,183
                                                                    -----------
            HONG KONG - 1.1%
7,061,580   Hong Kong & China Gas                                    30,735,919
                                                                    -----------
                                                                     30,735,919
                                                                    -----------
            HUNGARY - 0.5%
  172,973   Gedeon Richter GDR                                       13,837,840
                                                                    -----------
                                                                     13,837,840
                                                                    -----------
            ITALY - 1.7%
 7,798,537  Telecom Italia Mobile SPA                                47,729,273
                                                                    -----------
                                                                     47,729,273
                                                                    -----------
            JAPAN - 13.7%
 2,391,000  Canon                                                    54,519,889
 1,693,000  Credit Saison                                            33,701,907
 1,302,000  Honda Motor                                              46,558,906
 3,710,000  Ricoh                                                    39,236,382
   360,000  Rohm                                                     37,134,894
   534,000  Sony                                                     46,192,768
 1,500,000  Takeda Chemica                                           40,066,597
   627,000  TDK                                                      46,521,771
 2,779,000  Terumo                                                   44,256,397
                                                                    -----------
                                                                    388,189,511
                                                                    -----------
            NETHERLANDS - 8.0%
 3,834,659  ABN AMRO Holding                                         89,818,028
 1,289,380  Fortis AMEV                                              75,565,317
   922,345  ING                                                      60,454,334
                                                                    -----------
                                                                    225,837,679
                                                                    -----------
            NORWAY - 1.5%
 8,179,997  Den Norske Bank                                          43,033,271
                                                                    -----------
                                                                     43,003,271
                                                                    -----------
            SINGAPORE - 0.1%
 3,834,366  Want Want Holdings                                        2,837,431
  *966,873  Want Want Hold                                              638,136
                                                                    -----------
                                                                      3,475,567
                                                                    -----------
            SWEDEN - 1.1%
 1,447,643  OM Gruppen                                               30,150,082
                                                                    -----------
                                                                     30,150,082
                                                                    -----------
            SWITZERLAND - 10.0%
    51,046  Nestle Registered                                       109,420,403
    61,952  Novartis Registered                                     103,260,152
     7,292  Roche Holdings Genusschiene                              71,725,774
                                                                    -----------
                                                                    284,406,329
                                                                    -----------
            UNITED KINGDOM - 30.4%
10,468,356  Bank of Scotland                                        117,284,184
 4,598,409  Barclays                                                132,982,328
 5,123,592  British Aerosp                                           39,266,815
 5,437,648  Corporate Services Group                                 21,699,386
 4,546,010  Dairy Crest Group                                        26,035,322
 2,386,933  Emap Publishing                                          48,303,800
 2,422,940  Hyder                                                    38,109,391
 4,388,652  National Express Group                                   71,225,558
*4,339,899  Newsquest                                                23,478,107
 4,943,509  Prudential                                               65,166,727

--------------------------------------------------------------------------------
         GAM INTERNATIONAL FUND -- STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
   HOLDINGS             DESCRIPTION                                          US$
--------------------------------------------------------------------------------
 3,955,301  Scottish Power                                           34,671,872
 3,268,678  Severn Trent                                             57,278,684
 2,368,824  Severn Trent Class B                                      1,265,672
 3,473,071  Stagecoach Holdings                                      73,937,080
 3,422,457  Thames Water                                             62,344,938
 1,171,180  Zeneca                                                   50,295,955
                                                                  -------------
                                                                    863,345,819
                                                                  -------------
TOTAL EQUITIES (COST $1,810,154,328)                              2,443,955,681
                                                                  -------------
EQUITY RIGHTS - 0.0%
            UNITED KINGDOM - 0.0%
*1,395,138  Corporate Services Rts                                      372,714
                                                                  -------------
TOTAL EQUITY RIGHTS (COST $521,991)                                     372,714
                                                                  -------------

EQUITY WARRANTS - 0.7%
            HONG KONG - 0.0%
*1,217,890  Hong Kong & China Gas Wts 1998-09-30                         83,309
                                                                  -------------
                                                                         83,309
                                                                  -------------
            JAPAN - 0.6%
  *632,400  Nikkei 255 Wts 1999-12-03                                 9,612,480
*6,019,119  Sony Wts 1998-12-04                                       6,244,003
                                                                  -------------
                                                                     15,856,483
                                                                  -------------
            SWITZERLAND - 0.0%
    *7,800  Swiss Bank Corp Bearer Wts 2000                             182,857
                                                                  -------------
                                                                        182,857
                                                                  -------------
            UNITED STATES - 0.1%
  *704,000  Goldman Wts 1999-06-11                                    4,005,760
                                                                  -------------
TOTAL EQUITY WARRANTS (COST $21,096,168)                             20,128,409
                                                                  -------------

OPTIONS - 3.7%
            FRANCE - 3.6%
    *4,221  CAC 40 Index 1998-09-30
                   3,100 FRF Calls                                   41,081,652
    *5,500  CAC 40 Index 1999-03-30
                   3,550 FRF Calls                                   37,985,186
    *6,500  CAC 40 Long Index 1999-09-30
                   4,450 FRF Calls                                   23,125,217
                                                                  -------------
                                                                    102,192,055
                                                                  -------------
            JAPAN - 0.1%
*4,015,600  Nikkei 225 Index 1999-01-30
              15,057 JPY Puts                                         2,502,756
                                                                  -------------
TOTAL OPTIONS (COST $65,236,090)                                    104,694,811
                                                                  -------------

TIME DEPOSITS - 2.2%
            UNITED STATES - 2.2%
62,153,788  Republic National Bank
              5.25% 1998-07-01                                       62,153,788
                                                                  -------------
TOTAL TIME DEPOSITS (COST $62,153,788)                               62,153,788
                                                                  -------------
TOTAL  INVESTMENTS  (COST  $2,100,450,066**)  - 98.1%             2,784,506,219
                                                                  -------------
NET CURRENT ASSETS - 1.9%                                            54,323,175
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         2,838,829,394
                                                                  =============

*  Non-income producing security.
**  Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of Terms:
  FR- Foreign Registered
  HKD- Hong Kong Dollar
  PHP- Philippine Peso

See notes to financial statements.

--------------------------------------------------------------------------------
         GAM INTERNATIONAL FUND -- STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 1998

(PIE CHART HERE)

UNITED KINGDOM                30.42%
FRANCE                        14.76%
JAPAN                         14.32%
SWITZERLAND                   10.03%
NETHERLANDS                    7.96%
DENMARK                        1.87%
BELGIUM                        2.54%
GERMANY                        1.96%
OTHER                         14.23%
NET CURRENT ASSETS             1.91%



INVESTMENT ANALYSIS AS AT 30TH JUNE, 1998

(PIE CHART HERE)

HEALTH & PERSONAL CARE        13.43%
INSURANCE                      8.81%
BUSINESS & PUBLIC SERVICES     6.38%
TRANSPORTATION - ROAD & RAIL   5.11%
FOOD & HOUSEHOLD PRODUCTS      4.89%
OTHER                         37.68%
NET CURRENT ASSETS             1.91%
BANKING                       21.79%

--------------------------------------------------------------------------------
                                GAM GLOBAL FUND
--------------------------------------------------------------------------------

FUND MANAGEMENT

                    JOHN R. HORSEMAN JOINED GAM IN 1987, INITIALLY AS A MEMBER OF THE ASIAN TEAM BASED IN HONG KONG. AFTER MOVING TO THE LONDON OFFICE IN 1990 HE IS NOW RESPONSIBLE FOR A NUMBER OF GAM'S GLOBAL AND INTERNATIONAL FUNDS. PRIOR TO JOINING GAM
[PHOTO] IN 1987 HE WORKED FOR BA INVESTMENT MANAGEMENT INTERNATIONAL LTD AND WAS RESPONSIBLE FOR CERTAIN OF THE BANK OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF GAM GLOBAL AND GAM INTERNATIONAL FUNDS ON 1ST APRIL, 1990. MR HORSEMAN ALSO MANAGES THE OFFSHORE FUND GAM UNIVERSAL US$ INC. HE WAS EDUCATED AT THE UNIVERSITY OF BIRMINGHAM.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in countries including the United States, Canada, the United Kingdom, Continental Europe, and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                 GAM
                                              Global
                                             Class A
                                              (after                    Average
                                   GAM       maximum          MSCI      1 Month
                                Global    sales load         World      Deposit
                               Class A        of 5%)         Index         Rate

30th June, 98                 US$22.12      US$23.28      1,085.74
--------------------------------------------------------------------------------
                                     %             %             %            %
--------------------------------------------------------------------------------
Quarter to June, 98             + 5.18        - 0.08        + 2.12       + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                +18.23        +12.31        +16.85       + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
5 years to June, 1998           +25.57        +24.29        +16.16       + 5.15
--------------------------------------------------------------------------------
10 years to June, 1998          +17.32        +16.72        +11.78       + 5.97
--------------------------------------------------------------------------------
Since inception                 +14.87        +14.39        +13.22       + 6.14
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998 and Class C on 20th May and 1998 Class D inception was on 6th October, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM GLOBAL FUND -- REPORT TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.



--------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI World Index is an arithmetical average weighted by market value of the performance of some 1,400 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, France, Finland, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States of America. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

Annual Performance - Class A
(BAR GRAPH HERE)
Average Annual Total Return - Class A
(BAR GRAPH HERE)

                                       GAM Global
                      GAM                 Class A                MSCI
                   Global          (after maximum               World
                  Class A        sales load of 5%)              Index
YEAR                    %                       %                   %
--------------------------------------------------------------------------------
1994               (16.15)                 (20.35)               5.58
1995                36.25                   29.44               21.33
1996                12.74                    7.11               14.00
1997                34.95                   28.20               16.23
1998*               18.23                   12.31               16.85

*6 months

--------------------------------------------------------------------------------
              GAM GLOBAL FUND -- REPORT TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES

                        GAM        MSCI          Average
                     Global       World          1 Month
                    Class B       Index     Deposit Rate

30th June, 98      US$21.11    1,085.74
--------------------------------------------------------------------------------
                          %           %                %
--------------------------------------------------------------------------------
Since Inception*     + 5.34      + 1.12           + 0.53
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                        GAM        MSCI          Average
                     Global       World          1 Month
                    Class C       Index     Deposit Rate

30th June, 98      US$22.11    1,085.74
--------------------------------------------------------------------------------
                          %           %                %
--------------------------------------------------------------------------------
Since Inception*     + 4.34      + 0.57           + 0.64
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                          GAM Global
                                             Class D
                                              (after                    Average
                                   GAM       maximum          MSCI      1 Month
                                Global    sales load         World      Deposit
                               Class D       of 3.5%)        Index         Rate

30th June, 98                 US$21.85      US$22.64       1,085.74
--------------------------------------------------------------------------------
                                     %             %              %           %
--------------------------------------------------------------------------------
Quarter to June, 98             + 5.15        - 0.11         + 2.12      + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                +18.11        +12.20         +16.85      + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 1998            +31.93        +25.33         +17.46      + 5.76
--------------------------------------------------------------------------------
Since inception*                +26.34        +23.99         +19.56      + 5.59
--------------------------------------------------------------------------------


(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI World Index is an arithmetical average weighted by market value of the performance of some 1,400 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, France, Finland, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States of America. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
                   GAM GLOBAL FUND - STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

THE COMMENT

     The US market has consolidated as earnings expectations have been revised downwards. The Fund has maintained its exposure to pharmaceuticals, financials and IT outsourcing and other areas such as telecom equipment where we have confidence that earnings will continue to grow. Positions in computer hardware and airlines were reduced. In Europe, most stock markets performed well as the dollar remained strong, interest rates low and corporate restructuring continued to enhance earnings. These factors have provided an excellent backdrop for the Fund as it remained within sectors such as financials and pharmaceuticals that have benefited from these trends. Our investments in Japan remain unchanged and our exposure is biased towards electrical exporters whose earnings should continue to benefit from the weakness of the yen.



AS AT 30TH JUNE, 1998
                                                                          MARKET
                                                                           VALUE
   HOLDINGS             DESCRIPTION                                          US$
--------------------------------------------------------------------------------

ADJUSTABLE RATE INDEX NOTES - 2.2%

            UNITED KINGDOM - 0.6%
         +  DLJ ARIN, Indexed to 115,000 shares
              British Biotech 1999-05-07                                132,951
         +  DLJ ARIN, Indexed to 85,000 shares
              Flextech 1998-10-13                                       372,368
         +  DLJ ARIN, Indexed to 120,360 shares
              General Cable 1999-06-10                                  119,072
         +  DLJ ARIN, Indexed to 75,000 shares
              TeleWest Communications 1999-03-24                         77,015
         +  DLJ ARIN, Indexed to 100,000 shares
              TeleWest Communications 1999-04-02                        117,714
                                                                     ----------
                                                                        819,120
                                                                     ----------
            UNITED STATES - 1.6%
         +  DLJ ARIN, Indexed to 3,300 shares
              Global Star Tele 1999-01-12                             1,066,097
         +  DLJ ARIN, Indexed to 250,000 shares
              Worldcom 1998-10-19                                       433,542
         +  DLJ ARIN, Indexed to 12,500 shares
              Worldcom 1998-10-28                                       274,219
         +  DLJ ARIN, Indexed to 18,000 shares
              Worldcom 1998-11-12                                       408,375
         +  DLJ ARIN, Indexed to 14,000 shares
              Worldcom 1998-12-29                                       162,512
                                                                     ----------
                                                                      2,344,745
                                                                     ----------
TOTAL ADJUSTABLE RATE INDEX NOTES (COST $2,977,701)                   3,163,865
                                                                     ----------

BOND WARRANTS - 0.3%
            GERMANY - 0.3%
  *166,800  Salomon Bundes 6.5% Wts 1999-02-09                          474,681
                                                                     ----------
TOTAL BOND WARRANTS (COST $403,546)                                     474,681
                                                                     ----------

CURRENCY WARRANTS - 0.4%
            GERMANY - 0.4%
  *239,000  US Salomon USD/DEM Call Wts 1999-01-29                      523,701
                                                                     ----------
TOTAL CURRENCY WARRANTS (COST $976,176)                                 523,701
                                                                     ----------

EQUITIES 86.6%
            FINLAND - 1.5%
    29,758  Nokia A                                                   2,192,182
                                                                     ----------
                                                                      2,192,182
                                                                     ----------

--------------------------------------------------------------------------------
             GAM GLOBAL FUND - STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
   HOLDINGS             DESCRIPTION                                          US$
--------------------------------------------------------------------------------
            FRANCE - 4.3%
    33,184  Credit Lyonnais                                           3,388,981
     2,762  L'Oreal                                                   1,537,467
     8,502  Union des Assurances Federales                            1,341,125
                                                                    -----------
                                                                      6,267,573
                                                                    -----------
            JAPAN - 7.5%
    99,000  Canon                                                     2,257,410
    66,000  Honda Motor                                               2,360,129
    17,000  Rohm                                                      1,753,592
    26,500  Sony                                                      2,292,338
    29,000  TDK                                                       2,151,725
                                                                    -----------
                                                                     10,815,194
                                                                    -----------
            NETHERLANDS - 5.1%
   183,733  ABN-AMRO Holding                                          4,303,521
    51,110  Fortis AMEV                                               2,995,349
                                                                    -----------
                                                                      7,298,870
                                                                    -----------
            SWITZERLAND - 3.6%
     3,071  Novartis Registered                                       5,118,671
        10  Roche Holding Genusscheine                                   98,362
                                                                    -----------
                                                                      5,217,033
                                                                    -----------
            UNITED KINGDOM - 6.2%
   162,961  Barclays                                                  4,712,702
   113,323  Hyder                                                     1,782,409
   133,157  Thames Water                                              2,425,645
                                                                    -----------
                                                                      8,920,756
                                                                    -----------
            UNITED STATES - 58.4%
    66,810  Abbott Laboratories                                       2,730,859
    14,703  American International Group                              2,146,638
   *27,043  Amerisource Health Corp                                   1,776,387
   *31,160  BMC Software                                              1,618,373
    22,402  Burlington Northern/Santa Fe                              2,199,596
    51,218  Chase Manhattan                                           3,866,959
    15,095  Citicorp                                                  2,252,929
   *39,347  Cognizant Corp                                            2,478,861
    53,222  Computer Associates International                         2,957,147
    34,634  Computer Sciences                                         2,216,576
    29,246  Estee Lauder A                                            2,038,081
    54,176  Federal Home Loan Mortgage                                2,549,658
    63,776  First Union                                               3,714,952
   *30,933  Fiserv                                                    1,313,686
    80,803  Galileo Intl                                              3,641,185
    36,258  Johnson & Johnson                                         2,674,028
   *62,843  Kroger                                                    2,694,394
    33,983  Lucent Technologies                                       2,826,961
    68,563  MBNA                                                      2,262,579
    34,926  Medtronic                                                 2,226,532
    21,439  Merck                                                     2,867,466
    65,117  Merrill Lynch                                             6,007,043
   *38,847  Microsoft                                                 4,210,044
    35,230  Morgan Stan./Dean Witter Disc                             3,219,141
    44,915  NationsBank                                               3,435,997
    40,743  Omnicom Group                                             2,032,057
   *34,385  Palm Harbor Homes                                         1,465,661
   *13,493  Rambus                                                      824,760
    29,790  Schering-Plough                                           2,729,509
    81,882  Scientific Atlanta                                        2,077,756
    28,168  Shared Medical Systems Corp                               2,068,588
   *35,730  Sungard Data                                              1,371,139
   *27,186  Tellabs                                                   1,947,197
                                                                     84,442,739
                                                                    -----------
TOTAL EQUITIES (COST $103,076,788)                                  125,154,347
                                                                    -----------

Equity Warrants - 0.2%
            HONG KONG - 0.0%
   *31,146  Hong Kong & China Gas
              Wts 1999-09-30                                              2,131
                                                                     ----------
                                                                          2,131
                                                                     ----------
            JAPAN - 0.2%
  *289,931  Sony Wts 1998-12-04                                         300,763
                                                                     ----------
                                                                        300,763
                                                                     ----------
            SWITZERLAND - 0.0%
      *195  Swiss Bank Corp Bearer
              Wts 2000-06-30                                              4,571
                                                                     ----------
                                                                          4,571
                                                                     ----------
TOTAL EQUITY WARRANTS (COST $436,007)                                   307,465
                                                                     ----------

OPTIONS - 3.5%
            FRANCE - 3.4%
      *477  CAC 40 Index
            3,550 FRF Calls 1999-03-30                                3,294,352
      *462  CAC 40 Index
            4,450 FRF Calls 1999-09-30                                1,643,669
                                                                     ----------
                                                                      4,938,021
                                                                     ----------
            JAPAN - 0.1%
  *267,700  Nikkei 225 Index
              15,057 JPY Puts 1999-01-30                                166,846
                                                                     ----------
                                                                        166,846
                                                                     ----------
TOTAL OPTIONS (COST $3,676,596)                                       5,104,867
                                                                     ----------

================================================================================
             GAM GLOBAL FUND--STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================

                                                                          MARKET
                                                                           VALUE
HOLDINGS      DESCRIPTION                                                    US$
--------------------------------------------------------------------------------
TIME DEPOSITS - 17.9%
            UNITED STATES - 17.9%
25,867,488  Morgan Guaranty London 5.25%
            5.25% 1998-07-01                                         25,867,488
                                                                    -----------
                                                                     25,867,488
                                                                    -----------
TOTAL TIME DEPOSITS (COST $25,867,488)                               25,867,488
                                                                    -----------

TOTAL  INVESTMENTS  (COST $137,414,302**)-111.1%                    160,596,414
NET CURRENT LIABILITIES - (11.1)%                                   (16,005,356)
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                           144,591,058
                                                                    -----------

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of Terms:
DEM - German Deutchemark
FR - Foreign Registered
FRF - French Franc
HKD - Hong Kong Dollar
JPY - Japanese Yen
USD - United States Dollar


See notes to financial statements.



[THE FOLLOWING TABLE REPRESENTS GEOGRAPHIC PIE CHART]

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1998

NET CURRENT LIABILITIES             (11.07)%
UNITED STATES                        50.02%
OTHER                                20.36%
SWITZERLAND                           3.61%
NETHERLANDS                           5.05%
UNITED KINGDOM                        6.74%
JAPAN                                 7.54%
FRANCE                                7.75%


[THE FOLLOWING TABLE REPRESENTS INVESTMENT PIE CHART]

INVESTMENT ANALYSIS AS AT
30TH JUNE, 1998


NET CURRENT LIABILITIES             (11.07)%
BUSINESS & PUBLIC SERVICES           16.93%
HEALTH & PERSONAL CARE               16.55%
BANKING                              17.75%
FINANCIAL SERVICES                    9.71%
ELECTRICAL & ELECTRONICS              6.25%
INSURANCE                             4.48%
OTHER                                39.59%

================================================================================
                                GAM EUROPE FUND
================================================================================

Fund Management

                     JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR
[PHOTO] CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                     GAM
                                                  Europe
                                                 Class A
                                                  (after                Average
                                      GAM        maximum       MSCI     1 Month
                                   Europe     sales load     Europe     Deposit
                                  Class A         of 5%)      Index         Rate
30th June, 98                    US$15.02       US$15.81   1,326.45
--------------------------------------------------------------------------------
                                        %              %          %            %
--------------------------------------------------------------------------------
Quarter to June, 98                - 0.40         - 5.38     + 5.22       + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                   +19.49         +13.52     +26.67       + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
3 years to June, 1998              +25.22         +23.10     +27.35       + 5.62
--------------------------------------------------------------------------------
5 years to June, 1998              +19.62         +18.40     +23.42       + 5.15
--------------------------------------------------------------------------------
Since inception                    + 8.72         + 8.06     +15.06       + 5.39
--------------------------------------------------------------------------------

Performances are calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 27th May, 1998 and Class C on 21st May, 1998. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
               GAM EUROPE FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

--------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Europe Index is an arithmetical average weighted by market value of the performance of some 600 securities listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 13 countries. The percentage change in the value of the index includes dividends reinvested.



[CHART BELOW REPRESENT BAR GRAPH]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

One Year      Three Years        Five Years        Since Inception
23.6             25.22             19.62                 8.72
29.75            27.35             18.40                 8.06
37.48            23.10             23.42                15.06

GAM Europe

GAM Europe
(after maximum)
sales load of 5%)

MSCI Europe Index





ANNUAL PERFORMANCE - CLASS A

GAM Europe

GAM Europe
(after maximum)
sales load of 5%)

MSCI Europe Index

                                                         GAM
                                                      Europe
                                                     Class A
                                      GAM       after maximum              MSCI
                                   Europe          sales load            Europe
                                  Class A              of 5%)             Index
Year                                    %                   %                 %
--------------------------------------------------------------------------------
1994                               (3.11)            (7.95)                2.66
1995                               16.77             10.93                22.13
1996                               21.32             15.25                21.57
1997                               27.55             21.17                24.20
1998*                              19.49             13.52                26.67
*6 months

================================================================================
              GAM EUROPE FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

THE FACTS - CLASS B SHARES

                                                                        Average
                                              GAM          MSCI         1 Month
                                           Europe        Europe         Deposit
                                          Class B         Index            Rate

30th June, 98                             US$15.04      1,326.45
--------------------------------------------------------------------------------
                                                %             %               %
--------------------------------------------------------------------------------
Since Inception*                           + 0.47         + 1.12         + 0.52
--------------------------------------------------------------------------------





THE FACTS - CLASS C SHARES
                                                                        Average
                                              GAM          MSCI         1 Month
                                           Europe        Europe         Deposit
                                          Class B         Index            Rate

30th June, 98                            US$15.04      1,326.45
--------------------------------------------------------------------------------
                                                %             %               %
--------------------------------------------------------------------------------
Since Inception*                           + 1.30         - 0.24         + 0.64
--------------------------------------------------------------------------------

* Inception was on 27th May, 1998 for Class B shares and 21st May, 1998 for Class C shares.


     THE COMMENT The second quarter has seen a return of volatility to Europe's equity markets. Throughout the period, we have remained focused on our key investment themes. The Fund's weighting in the telecommunications sector has risen to 24.43% as we seek to capitalise on the growth and structural changes facing this industry. Latterly, our exposure to Europe's fixed line telecom operators has been supplemented by holdings in the mobile sector, such as Vodafone plc, Orange plc and STET Hellas. Financial stocks represent our second largest industry weighting following some profit taking during the quarter. Europe's economic outlook remains attractive with gathering evidence of domestic recovery. Worthy of mention is France, where the dearth of growth and confidence is finally yielding to better times. The Fund is invested in a selected group of French businesses which are in an excellent position to prosper.

================================================================================
                   GAM EUROPE FUND - STATEMENT OF INVESTMENTS
================================================================================
AS AT 30TH JUNE, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
EQUITIES - 102.2%
            DENMARK - 5.8%
    11,800  Bang & Olufsen Holding Class B                              850,621
     8,755  Den Danske Bank                                           1,051,863
     7,300  Jyske Bank Registered                                       862,393
    12,000  Spar Nord Holding                                           634,362
                                                                    -----------
                                                                      3,399,239
                                                                    -----------
            FINLAND - 4.3%
    28,450  Helsinki Telephone Class E                                1,324,499
    13,445  Kesko                                                       211,100
    13,100  Nokia A                                                     965,038
                                                                    -----------
                                                                      2,500,637
                                                                    -----------
            FRANCE - 21.7%
    12,935  Alcatel Alsthom                                           2,635,601
     8,000  AXA - UAP                                                   900,439
    15,640  Banque Nationale de Paris                                 1,278,848
     1,985  CGIP                                                      1,049,752
     8,913  Dassault Systems                                            420,459
    15,900  France Telecom                                            1,097,459
     4,000  Peugeot                                                     860,713
    22,300  Renault                                                   1,269,382
     4,865  St Gobain                                                   902,700
     5,585  Strafor Facom                                               546,344
     6,193  Technip                                                     757,532
     9,000  Valeo                                                       920,632
                                                                    -----------
                                                                     12,639,861
                                                                    -----------

            GERMANY - 13.1%
    15,000  BASF                                                        711,453
       750  Bayer Motoren Werk                                          757,635
      *224  Bayer Motoren Werk New                                      223,049
    20,220  BHF Bank                                                    766,670
    41,000  BHW Holding                                                 708,485
     9,635  Deutsche Bank                                               816,969
    29,000  Deutsche Telekom                                            783,458
     4,325  Koenig & Bauer                                            1,127,645
     7,200  Mannesmann                                                  731,323
    14,600  Veba                                                        996,200
                                                                    -----------
                                                                      7,622,887
                                                                    -----------
            GREECE - 2.4%
   *34,000  STET Hellas Telecommunications ADR                        1,411,000
                                                                    -----------
                                                                      1,411,000
                                                                    -----------
            HUNGARY - 1.7%
    32,665  Magyar Tavkozlesi ADR                                       961,576
                                                                    -----------
                                                                        961,576
                                                                    -----------
            ITALY - 8.0%
    33,600  Banca Popolare di Bergamo Credit                            692,409
  *573,400  Olivetti Spa                                                853,936
   335,000  Poligrafici Editoriale Spa                                  977,993
   290,190  Telecom Italia Spa                                        2,137,954
                                                                    -----------
                                                                      4,662,292
                                                                    -----------
            NETHERLANDS - 5.5%
    25,535  Heijmans Group                                              711,184
    20,795  ING                                                       1,362,991
    17,350  Koninklijke                                                 668,484
   *17,350  TNT Post Group                                              443,949
                                                                    -----------
                                                                      3,186,608
                                                                    -----------
            NORWAY - 3.0%
    46,960  Orkla Class A                                             1,100,034
    22,160  Sparbanken                                                  637,996
                                                                      1,738,030
            PORTUGAL - 0.0%
    *8,297  Sotancro                                                         --
                                                                    -----------
                                                                             --
                                                                    -----------
            RUSSIA - 0.8%
   *11,104  Vimpel-Communications ADR                                   494,822
                                                                    -----------
                                                                        494,822
                                                                    -----------
            SPAIN - 3.6%
    10,000  Banco Popular Registered                                    854,802
    27,224  Telefonica de Espana                                      1,261,409
                                                                    -----------
                                                                      2,116,211
                                                                    -----------
            SWEDEN - 3.3%
   *23,236  Fastighetspartner Balder Units                               23,322
    28,800  LM Ericsson B (Fria)                                        841,913
    23,236  Svenska Handlesbank Class A                               1,078,654
                                                                    -----------
                                                                      1,943,889
                                                                    -----------
            SWITZERLAND - 9.1%
     1,100  Hilti Schaan                                                922,539
       435  Nestle Registered                                           932,451
      *661  Novartis Registered                                       1,101,739
     3,900  Union Bank Of Switzerland                                 1,452,552
     1,350  Zurich Vericher Namen Registered                            862,973
                                                                    -----------
                                                                       5,272,25
                                                                    -----------

================================================================================
GAM EUROPE FUND - STATEMENT OF INVESTMENTS
================================================================================
AS AT 30TH JUNE, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
            UNITED KINGDOM - 19.2%
    71,730  Bank of Scotland                                            803,640
   140,000  British Telecom                                           1,727,472
   251,493  Burford Holdings                                            436,715
    29,592  CGU                                                         552,895
    29,644  Daily Mail & General Trust Class A                        1,341,852
    31,485  Glaxo Wellcome                                              945,743
   *84,480  Orange                                                      895,707
    51,150  Prudential                                                  674,274
   124,540  Safeway                                                     820,341
   239,250  Somerfield                                                1,529,992
   116,000  Vodaphone Group                                           1,472,975
                                                                    -----------
                                                                     11,201,606
                                                                    -----------
            UNITED STATES - 0.7%
   *25,000  Amdocs Ltd.                                                 378,125
                                                                    -----------
                                                                        378,125
                                                                    -----------
TOTAL EQUITIES (COST $50,324,634)                                    59,529,037
                                                                    -----------

EQUITY RIGHTS - 0.0%
            Belgium - 0.0%
       *90  Generale de Banque Rts                                            2
                                                                    -----------
TOTAL EQUITY RIGHTS (COST $113)                                               2
                                                                    -----------

TOTAL  INVESTMENTS   (COST   $50,324,747**)  -  102.2%               59,529,039
NET  CURRENT LIABILITIES - (2.2)%                                    (1,256,141)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                            58,272,898
                                                                    -----------

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
+  Fair value determined by the Board of Directors.

Glossary of Terms:
ADR - American Depositary Receipt

         See notes to financial statements.




[CHART BELOW REPRESENT PIE CHART]

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1998

AREA                                           %
------------------------------------------------

NET CURRENT LIABILITIES                    (2.16)
SWITZERLAND                                 9.05
SWEDEN                                      3.34
SPAIN                                       3.63
RUSSIA                                      0.85
NORWAY                                      2.98
NETHERLANDS                                 5.47
ITALY                                       8.00
HUNGARY                                     1.65
GREECE                                      2.42
GERMANY                                    13.08
FRANCE                                     21.69
FINLAND                                     4.29
DENMARK                                     5.83
OTHER                                        0.7
UNITED KINGDOM                             19.22


INVESTMENT ANALYSIS AS AT
30TH JUNE, 1998

AREA                                           %
------------------------------------------------
NET CURRENT LIABILITIES                    (2.16)
TELECOMMUNICATIONS                         24.43
BANKING                                    18.76
ELECTRICAL ELECTRONICS                      7.62
AUTOMOBILES                                 3.34
FINANCIAL SERVICES                          5.08
MACHINERY ENGINEERING                       4.49
OTHER                                      36.44

================================================================================
                             GAM PACIFIC BASIN FUND
================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------
                     MICHAEL S. BUNKER, INVESTMENT DIRECTOR, HAS OVERALL RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING GAM IN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 20
[PHOTO] YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAM PACIFIC BASIN FUND ON 6TH MAY, 1997. MR BUNKER ALSO MANAGES THE OFFSHORE FUND GAM PACIFIC INC. MR BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR 3 YEARS.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and the governments of the Pacific Basin, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                  GAM
                                        Pacific Basin
                                       Class A (after                   Average
                                 GAM          maximum       MSCI        1 Month
                       Pacific Basin       sales load    Pacific       Depsosit
                             Class A           of 5%)      Index           Rate
30th June, 98                US$8.10          US$8.53  1,473.74
--------------------------------------------------------------------------------
                                   %                %         %               %
--------------------------------------------------------------------------------
Quarter to June, 98           -19.40           -23.43    - 8.77           + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998              -16.41           -20.59    - 5.82           + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
5 years to June, 1998         - 4.02           - 5.00    - 5.85           + 5.15
--------------------------------------------------------------------------------
10 years to June, 1998        + 4.53           + 4.00    - 2.91           + 5.97
--------------------------------------------------------------------------------
Since inception               + 3.96           + 3.48    - 2.39           + 6.10
--------------------------------------------------------------------------------

Performances are calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 28th May, 1998, Class C on 2nd June, 1998 and Class D on the 18th October, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
           GAM PACIFIC BASIN FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

--------------------------------------------------------------------------------

Sources used are the net asset value of the Fund computed daily, Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.



[CHART BELOW REPRESENT BAR CHART]


AVERAGE ANNUAL TOTAL RETURN - CLASS A

Year                                                    %
---------------------------------------------------------
One Year                                           -46.78
                                                   -34.46
                                                   -49.44
Five Years                                          -4.02
                                                    -5.00
                                                    -5.85
Ten Years                                            4.53
                                                     4.00
                                                    -2.91
Since Inception                                      3.96
                                                     3.48
                                                    -2.39


GAM Pacific Basin

GAM Pacific Basin
(after maximum
sales load of 5%)

MSCI Pacific Index


ANNUAL PERFORMANCE - CLASS A

GAM Pacific Basin

GAM Pacific Basin
(after maximum
sales load of 5%)

MSCI Pacific Index

                                                       GAM
                                             Pacific Basin
                                            Class A (after
                                 GAM               maximum                 MSCI
                       Pacific Basin            sales load              Pacific
                             Class A                of 5%)                Index
Year                               %                     %                    %
--------------------------------------------------------------------------------
1994                          7.41              2.04                      13.03
1995                          4.56             (0.72)                      2.99
1996                         (0.39)            (5.37)                     (8.40)
1997                        (30.00)           (33.50)                    (25.34)
1998*                       (16.41)           (20.59)                     (5.82)
*6 months

================================================================================
           GAM PACIFIC BASIN FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

THE FACTS - CLASS B SHARES

                                       GAM              MSCI            Average
                             Pacific Basin             World            1 Month
                                   Class B             Index       Deposit Rate
30th June, 98                      US$8.22          1,473.74
--------------------------------------------------------------------------------
                                         %                 %                  %
--------------------------------------------------------------------------------
Since inception*                    - 7.64            - 0.58             + 0.50
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                       GAM              MSCI            Average
                             Pacific Basin             World            1 Month
                                   Class B             Index       Deposit Rate
30th June, 98                      US$8.22          1,473.74
--------------------------------------------------------------------------------
                                         %                 %                  %
--------------------------------------------------------------------------------
Since inception*                    - 4.92            + 1.37             + 0.42
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
                                              GAM
                                     Pacific Basin
                                     Class D (after                     Average
                                GAM         maximum        MSCI         1 Month
                      Pacific Basin      sales load     Pacific         Deposit
                            Class D        of 3.5%)       Index            Rate
30th June, 98               US$8.31         US$8.61    1,473.74
--------------------------------------------------------------------------------
                                  %               %           %               %
--------------------------------------------------------------------------------
Quarter to June, 98          -16.65          -19.57      - 8.77          + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998             -13.62          -16.64      - 5.82          + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
Since inception*             -16.78          -17.87      -12.60          + 5.58
--------------------------------------------------------------------------------




* Inception was on 28th May, 1998 for Class B shares, 2nd June, 1998 for Class C shares and 18th October, 1995 for Class D shares.


(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------
Sources used are the net asset value of the Fund computed daily, Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

================================================================================
               GAM PACIFIC BASIN FUND - STATEMENT OF INVESTMENTS
================================================================================
THE COMMENT

Regional problems centre around a shortage of liquidity in Asian banking sectors and worries that the full extent of the level of non-performing loans will not be known until next year. The situation is being exacerbated by the fall in the value of the yen and weakness of the Japanese banking system which is experiencing a contraction in its ability to provide loans to the smaller Asian economies. Those areas which offer the best fundamental value after the sharp stockmarket declines are blue chip companies in Hong Kong, Singapore and Australia. In Japan continued problems in the economy make only a limited number of domestic companies appear attractively valued in terms of management, balance sheet strength and earnings growth. Our selection continues to include household names such as Sony, Canon and Hitachi.


as at 30th June, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
EQUITIES 89.5%
            AUSTRALIA - 11.6%
    61,000  Australia & New Zealand Bank Group                          421,824
    54,000  Coles Myer                                                  211,179
   296,310  Colonial                                                    897,600
   246,000  Novus Petroleum                                             305,409
    49,475  Rio Tinto                                                   589,663
                                                                    -----------
                                                                      2,425,675
                                                                    -----------
            HONG KONG - 23.7%
   169,000  Cheung Kong (Holdings)                                      833,222
    98,000  China Resources Enterprise                                  101,187
   545,380  Hong Kong & China Gas                                       619,430
   358,000  Hong Kong Land Holdings                                     447,500
   127,000  Hong Kong  Telecommunications                               237,674
    31,200  HSBC Holdings (HKD)                                         765,101
   354,000  Kerry Properties                                            260,429
    49,000  Shanghai Industrial Holdings                                115,417
   155,000  Sun Hung Kai Properties                                     662,171
   145,000  Swire Pacific Class A                                       547,399
   383,352  Wharf (Holdings)                                            378,503
                                                                    -----------
                                                                      4,968,033
                                                                    -----------
            INDONESIA - 1.0%
 1,819,800  Bank Bali                                                   105,585
   525,000  Hero Supermarket                                             38,524
 1,018,000  Mayorah Indah                                                41,693
  *429,000  Modern Photo Film                                            24,159
                                                                    -----------
                                                                        209,961
                                                                    -----------
            JAPAN - 36.7%
    10,000  Aiful                                                       490,065
    27,000  Anritsa                                                      244,30
   930,000  Canon                                                       684,064
    37,000  Hitachi                                                     242,390
    10,000  Japan Associated Finance                                    267,835
    56,000  Mitsubishi Estate                                           494,553
    24,000  Mori Seiko                                                  295,168
    15,000  Murata Manufacturing                                        488,617
    63,000  Nagoya Railroad                                             191,538
        38  Nippon Tel & Tel                                            316,334
    68,000  Nissan Fire & Marine Insurance                              234,797
    20,000  Nomura Securities                                           233,812
    36,000  Omron                                                       552,463
    17,600  ORIX                                                      1,193,760

================================================================================
               GAM PACIFIC BASIN FUND - STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================

                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------

            JAPAN (CONTINUED)
    10,200  Sony                                                        882,334
    50,000  Sumitomo Marine & Fire Insurance                            280,864
    10,000  Tachihi Enterprise                                          235,260
    34,000  Taiyo Yuden                                                 363,270
                                                                    -----------
                                                                      7,691,433
                                                                    -----------
            KOREA - 0.0%
    *2,075  Shinhan Bank                                                  6,891
                                                                    -----------
                                                                          6,891
                                                                    -----------
            PHILLIPINES - 3.8%
   850,200  Ayala Land B                                                244,662
   238,400  Bank of The Phillipine Islands                              485,947
*3,766,000  Cebu Holdings Inc (PHP)                                      65,928
                                                                    -----------
                                                                        796,537
                                                                    -----------
            SINGAPORE - 10.3%
   307,000  DBS Land                                                    255,226
   151,775  Development Bank of Singapore (FR)                          842,694
    67,000  Keppel                                                      101,057
   563,000  Kim Eng Holdings                                            130,386
   240,110  Overseas Chinese Banking (FR)                               819,853
                                                                    -----------
                                                                      2,149,216
                                                                    -----------
            THAILAND - 2.4%
   129,000  Bangkok Bank (FR)                                           158,957
   156,228  Krung Thai Bank (FR)                                         20,732
   127,750  Post Publishing (FR)                                         69,627
   105,000  Siam Commercial Bank (FR)                                    33,590
   238,610  Thai Farmers Bank (FR)                                      210,621
                                                                    -----------
                                                                        493,527
                                                                    -----------
TOTAL EQUITIES (COST $31,420,269)                                    18,741,273
                                                                    -----------

EQUITY WARRANTS 0.1%
            AUSTRALIA - 0.1%
   *59,262  Colonial Ltd Wts 1998-07-09                                  13,611
                                                                    -----------
                                                                         13,611
                                                                    -----------
            HONG KONG - 0.0%
   *24,790  Hong Kong & China Gas Wts 1999-09-30                          1,696
   *19,167  Wharf (Holdings) Wts 1999-12-31                                  --
                                                                    -----------
                                                                          1,696
                                                                    -----------
            INDONESIA - 0.0%
    *5,600  Bank Bali Wts 2000-08-29 (FR)                                    38
                                                                    -----------
                                                                             38
                                                                    -----------
            THAILAND - 0.0%
   *17,763  Thai Farmers Bank Wts 2002-09-15 (FR)                         1,052
                                                                    -----------
                                                                          1,052
                                                                    -----------
TOTAL EQUITY WARRANTS (COST $35,941)                                     16,397
                                                                    -----------

TIME DEPOSITS - 6.8%
            UNITED STATES - 6.8%
 1,410,067  NationsBank
              5.25% 1998-07-01                                        1,410,067
                                                                    -----------
TOTAL TIME DEPOSITS (COST $1,410,067)                                 1,410,067
                                                                    -----------
TOTAL INVESTMENTS (COST $32,866,277**) -96.4%                        20,167,737
NET CURRENT ASSETS -3.6%                                                762,899
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                            20,930,636
                                                                    -----------



*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of Terms:FR - Foreign RegisteredHKD - Hong Kong DollarPHP - Phillipine Peso

See notes to financial statements.

[CHARTS BELOW REPRESENT PIE GRAPHS]

GEOGRAPHIC ANALYSIS
AS AT 30TH JUNE, 1998                                 %
-------------------------------------------------------
JAPAN                                             36.75
NET CURRENT ASSETS                                 3.64
INDONESIA                                          1.00
THAILAND                                           2.36
PHILLIPPINES                                       3.81
SINGAPORE                                         10.27
AUSTRALIA                                         11.66
HONG KONG                                         23.74



INVESTMENT ANALYSIS
AS AT 30TH JUNE, 1998                                 %
-------------------------------------------------------
BANKING                                           18.50
FINANCIAL SERVICES                                15.42
ELECTRICAL ELECTRONICS                             4.96
APPLICANCES & HOUSEHOLD DURABLES                   4.22
ELECTRONIC COMP. & INSTRUMENTS                     4.07
REAL ESTATE                                       19.01
NET CURRENT ASSETS                                 3.64
OTHER                                             30.18

================================================================================
                             GAM JAPAN CAPITAL FUND
================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------
                     PAUL S. KIRKBY, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR INVESTMENTS IN THE JAPANESE MARKET. PRIOR TO JOINING GAM IN 1985, AS A SENIOR FUND MANAGER IN HONG KONG, HE WAS AN INVESTMENT ANALYST WITH NEW JAPAN SECURITIES CO. LTD IN
[PHOTO] TOKYO. HE COMMENCED MANAGEMENT OF GAM JAPAN CAPITAL FUND ON 1ST JULY, 1994. MR KIRKBY ALSO MANAGES THE OFFSHORE FUND GAM JAPAN INC. HE IS NOW BASED IN LONDON HAVING LIVED IN HONG KONG FOR SEVEN YEARS.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.




REPORT TO THE SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                             GAM Japan
                                               Capital
                                               Class A
                                                (after                   Average
                               GAM Japan       maximum        Tokyo      1 Month
                                 Capital    sales load         S.E.      Deposit
                                 Class A        of 5%)        Index         Rate
30th June, 98                    US$8.35       US$8.79     1,230.38
--------------------------------------------------------------------------------
                                       %             %            %            %
--------------------------------------------------------------------------------
Quarter to June, 98               - 2.68        - 7.55       - 5.33       + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                  - 1.07        - 6.01       - 1.46       + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
Since inception                   - 0.28        - 1.55       -14.15       + 5.60
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 1st July, 1994, Class B on 28th May, 1998 and Class C on 20th May, 1998. Indications of past performance are not necessarily indicative of the future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
           GAM JAPAN CAPITAL FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.



-----------
Sources used are net asset value of the Fund computed daily and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalisation-weighted composite index of approximately 1,200 companies listed on the First section of the Tokyo Stock Exchange. The combined market capitalisation of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index is calculated on a total return basis with dividends reinvested.


[CHART BELOW REPRESENTS BAR GRAPH]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

One Year                                           -18.09
                                                   -22.19
                                                   -34.13
Two Years                                           -6.04
                                                    -8.42
                                                   -24.02
Three Years                                          5.87
                                                     4.07
                                                   -13.64
Five Years                                          -0.28
                                                    -1.55
                                                   -14.15


GAM Japan Capital

GAM Japan Capital
(after maximum
sales load of 5%)

Tokyo Stock Exchange
Index


ANNUAL PERFORMANCE - CLASS A


GAM JAPAN CAPITAL

GAM JAPAN CAPITAL
(AFTER MAXIMUM
SALES LOAD OF 5%)

TOKYO STOCK EXCHANGE
INDEX



1994                    (3.77)         (8.58)       (6.86)
1995                     6.45           1.12        (1.32)
1996                     0.16          (4.85)      (16.55)
1997                    (2.57)         (7.44)      (28.09)
1998*                   (1.07)         (6.01)       (1.46)
*6 months

================================================================================
           GAM JAPAN CAPITAL FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

THE FACTS - CLASS B SHARES
                                                                        Average
                                    GAM Japan            Tokyo          1 Month
                                      Capital             S.E.          Deposit
                                      Class B            Index             Rate
30th June, 98                         US$8.36             8.87
--------------------------------------------------------------------------------
                                            %                %                %
--------------------------------------------------------------------------------
Since Inception*                       - 0.95           + 0.44           + 0.50
--------------------------------------------------------------------------------




THE FACTS - CLASS C SHARES
                                                                        Average
                                     GAM Japan           Tokyo          1 Month
                                       Capital            S.E.          Deposit
                                       Class C           Index             Rate
30th June, 98                          US$8.35            8.87
--------------------------------------------------------------------------------
                                             %               %                %
--------------------------------------------------------------------------------
Since Inception*                        - 2.68          - 1.44           + 0.64
--------------------------------------------------------------------------------



* Inception was on 28th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.



THE COMMENT

     The sharp Asian recession and the decline of the south-east Asian currencies have deprived many Japanese exporters of the benefits normally expected of a strong dollar - exports are now falling! Conditions remain difficult. With plans afoot to finally tackle the bad debt problems of the banks, Japan's stock market may finally be reaching the beginning of the end of the eight-year bear market. However the trigger-happy should still be wary. Hopes for economic recovery are likely to be frustrated for some time yet, implying further profit disappointments ahead. Moreover credit risks, an unfamiliar concept in Japan, remain extreme. Your manager continues to be selective, cautious and watchful. Exposure to the yen is currently limited to less than a quarter of the Fund's net asset value.

================================================================================
               GAM JAPAN CAPITAL FUND - STATEMENT OF INVESTMENTS
================================================================================
as at 30th June, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
CONVERTIBLES - 1.0%
            BANKING - 1.0%
36,000,000  Sanwa International Convertible Reg S                       266,459
                                                                      ---------
TOTAL CONVERTIBLES (COST $281,580)                                      266,459
                                                                      ---------
EQUITIES - 69.9%
            APPLIANCES & HOUSEHOLD DURABLES - 3.6%
    11,200  Sony                                                        968,837
                                                                      ---------
                                                                        968,837
                                                                      ---------
            AUTOMOBILES - 2.0%
   *44,000  Mazda Motor                                                 150,335
    42,000  Suzuki Motor                                                383,076
                                                                      ---------
                                                                        533,411
                                                                      ---------
            BANKING - 1.3%
    36,000  Bank of Kyoto                                               169,126
    14,000  Keiyo Bank                                                   34,761
    29,000  Sakura Bank                                                  75,573
    18,000  Tochigi Bank                                                 78,179
                                                                      ---------
                                                                        357,639
                                                                      ---------
            BROADCASTING & PUBLISHING - 2.2%
     4,000  Nippon Broadcasting System                                  169,387
    31,000  Toppan Forms                                                406,616
                                                                      ---------
                                                                        576,003
                                                                      ---------
            BUILDING MATERIAL & COMPONENTS - 0.0%
     1,500  Almetax Manufacturing                                         3,702
     2,000  Okabe                                                         6,298
                                                                      ---------
                                                                         10,000
                                                                      ---------
            BUSINESS & PUBLIC SERVICES - 2.3%
    10,500  Sanix                                                       224,221
     6,000  Secom                                                       347,895
    13,100  Wesco                                                        35,086
                                                                      ---------
                                                                        607,202
                                                                      ---------
            CHEMICALS - 1.0%
    16,000  Shin-Etsu Chemical                                          277,969
                                                                      ---------
                                                                        277,969
                                                                      ---------
            DATA PROCESSING & REPRODUCTION - 6.5%
    32,000  Canon                                                       729,668
     3,300  Nidec                                                       226,458
    74,000  Ricoh                                                       782,612
                                                                      ---------
                                                                      1,738,738
                                                                      ---------
            ELECTRICAL & ELECTRONICS - 2.0%
     3,800  Fuji Soft ABC                                               129,835
    28,000  Nippon Denwa Shisetsu                                        94,249
    20,000  Omron                                                       306,924
                                                                      ---------
                                                                        531,008
                                                                      ---------
            ELECTRONIC COMP. & INSTRUMENTS - 10.4%
   109,000  Hitachi                                                     714,069
    35,000  Matsushita Electric                                         564,986
     9,400  Mimasu Semiconductor Industry                                95,262
     9,000  Rohm                                                        928,372
    49,000  Toshiba                                                     201,115
    27,000  Yamatake Honeywell                                          279,489
                                                                      ---------
                                                                      2,783,293
                                                                      ---------
            FINANCIAL SERVICES - 12.9%
     6,000  Aiful                                                       294,039
    23,000  Credit Saison                                               457,852
     7,000  Japan Associated Finance                                    187,484
     6,440  Nichiei                                                     440,071
    15,000  Nomura Securities                                           175,359
    19,800  ORIX                                                      1,342,980
     2,200  Shohkoh Fund                                                543,053
                                                                      ---------
                                                                      3,440,838
                                                                      ---------
            HEALTH & PERSONAL CARE - 2.7%
     5,000  Hoya                                                        142,241
     8,000  Santen Pharmaceutical                                        87,966
    11,000  Sawai Pharmaceutical                                         47,776
    14,000  Towa Pharmaceutical                                          95,262
    17,000  Yamanouchi Pharmaceutical                                   355,641
                                                                      ---------
                                                                        728,886
                                                                      ---------
            INDUSTRIAL COMPONENTS - 3.6%
    96,000  Minebea                                                     959,687
                                                                      ---------
                                                                        959,687
                                                                      ---------
            INSURANCE - 3.7%
    36,000  Dowa Fire & Marine Insurance                                108,147
    19,000  Mitsui Marine & Fire Insurance                               95,863
   119,000  Nissan Fire & Marine Insurance                              410,894
    68,000  Sumitomo Marine & Fire Insurance                            381,975
                                                                      ---------
                                                                        996,879
                                                                      ---------
30

================================================================================
         GAM JAPAN CAPITAL FUND - STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
            LEISURE & TOURISM - 0.1%
     4,700  Yellow Hat                                                   35,213
                                                                     ----------
                                                                         35,213
                                                                     ----------
            MACHINERY & ENGINEERING - 0.1%
     6,000  Higashi Nihon House                                          23,063
                                                                     ----------
                                                                         23,063
                                                                     ----------
            MERCHANDISING - 12.3%
     9,900  Amway Japan                                                 105,346
    15,310  Circle K Japan                                              535,288
    43,000  Citizen Watch                                               356,401
     1,100  Daimon   2,707
    30,200  DeoDeo Corp                                                 176,419
    17,900  Matsumotokiyoshi                                            632,321
     9,000  Paris Miki                                                  118,636
     4,100  Ryohin Keikaku                                              394,730
    16,600  Shimachu                                                    273,973
    43,000  Shiseido                                                    490,557
    12,600  Xebio                                                       189,258
                                                                     ----------
                                                                      3,275,636
                                                                     ----------
            METALS - 0.6%
     8,000  Sumitomo Special Metals                                     170,835
                                                                     ----------
                                                                        170,835
                                                                     ----------
            REAL ESTATE - 2.4%
    37,000  Mitsui Real Estate                                          293,547
     8,000  Sankei Building                                              20,211
     2,000  Tachihi Enterprise                                           47,052
    31,930  TOC                                                         274,818
                                                                     ----------
                                                                        635,628
                                                                     ----------
            UTILITIES - ELECTRIC & GAS - 0.1%
     2,000  Okinawa Electric Power                                       31,127
                                                                     ----------
                                                                         31,127
                                                                     ----------
            WHOLESALE & INTERNATIONAL TRADE - 0.1%
     5,000  Nakayamafuku                                                 14,478
                                                                     ----------
                                                                         14,478
                                                                     ----------
TOTAL EQUITIES (COST $22,366,341)                                    18,696,370
                                                                     ----------

OPTIONS - 0.2%
            Index - 0.2%
       *57  Nikkei 225 Index
              14,000 JPY Puts 1998-08-21                                 53,639
                                                                     ----------
TOTAL OPTIONS (COST $101,749)                                            53,639
                                                                     ----------

TIME DEPOSITS - 12.6%
            UNITED STATES - 12.6%
 3,375,950  NationsBank 5.25% 1998-07-01                              3,375,950
                                                                     ----------
TOTAL TIME DEPOSITS (COST $3,375,950)                                 3,375,950
                                                                     ----------
TOTAL INVESTMENTS (COST $26,125,620**) - 83.7%                       22,392,418
NET CURRENT ASSETS - 16.3%                                            4,335,780
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            26,728,198
                                                                     ==========


*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of terms:
  JPY - Japanese Yen

See notes to financial statements.

================================================================================
                             GAM NORTH AMERICA FUND
================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------
                     Fayez Sarofim founded Fayez Sarofim & Co in 1958 and is the President and Chairman of the Board. He is also a director of Teledyne Inc., Argonaut Group, Unitrin, Inc., MESA Ins.,
[PHOTO] Imperial Holly Corp. and EXOR Group. From 1951 to 1958 Mr Sarofim worked for Anderson, Clayton & Co. where his last assignment was as assistant to the President. He commenced management of GAM North America Fund on 29th June, 1990. Mr Sarofim also manages the offshore fund GAM U.S. Inc.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                  GAM North
                                    America
                                    Class A
                                     (after                             Average
                          GAM       maximum             S & P           1 Month
                North America    sales load              Comp           Deposit
                      Class A        of 5%)             Index              Rate
30th June, 98        US$21.12      US$22.23          1,133.84
-------------------------------------------------------------------------------
                            %             %               %                   %
-------------------------------------------------------------------------------
Quarter to June, 98    + 6.51        + 1.18          + 3.28              + 1.39
-------------------------------------------------------------------------------
Jan - June, 1998       +21.94        +15.84          +17.74              + 2.83
-------------------------------------------------------------------------------
Average annual total return:-
-------------------------------------------------------------------------------
5 years to June, 1998  +22.20        +20.95          +23.08              + 5.15
-------------------------------------------------------------------------------
Since inception        +16.02        +15.33          +17.83              + 5.39
-------------------------------------------------------------------------------


     Performances are calculated on a total return basis. Class A inception was on 1st January, 1990 and Class B on 27th May, 1998. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
          GAM NORTH AMERICA FUND -- REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================


(PERFORMANCE LINE GRAPH HERE)


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------
Sources used are the net asset value of the Fund which is computed daily and Datastream.

The Standard & Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


[CHART BELOW REPRESENTS BAR GRAPH]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

GAM North America

GAM North America
(after maximum)
sale load of 5%)

Standard & Poor's
Composite Index


Average Annual Total Return - Class A          %
------------------------------------------------
One Year                                   29.77
                                           23.28
                                           30.17
Three Years                                30.83
                                           28.61
                                           30.24
Five Years                                 22.20
                                           20.95
                                           23.08
Since Inception                            16.02
                                           15.33
                                           17.83

ANNUAL PERFORMANCE - CLASS A

GAM North America

GAM North America
(after maximum)
sale load of 5%)

Standard & Poor's
Composite Index


                                                   GAM
                                         North America               Standard &
                          GAM                  Class A                   Poor's
                North America           (after maximum                Composite
                      Class A        sales load of 5%)                    Index
Year                        %                        %                        %
--------------------------------------------------------------------------------
1994                  2.97                (2.18)                         1.27
1995                 30.90                24.35                         37.60
1996                 24.10                17.89                         22.95
1997                 29.41                22.94                         33.35
1998*                21.94                15.84                         17.74

*6 months

================================================================================
           GAM NORTH AMERICA FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

THE FACTS - CLASS B SHARES

                                                                        Average
                                        GAM             S&P             1 Month
                              North America            Comp             Deposit
                                    Class B           Index                Rate
30th June, 98                      US$21.11        1,133.84
--------------------------------------------------------------------------------
                                          %               %                   %
--------------------------------------------------------------------------------
Since Inception*                  + 4.87             + 3.95              + 0.52
--------------------------------------------------------------------------------



THE COMMENT

     At mid-year 1998, constructive fundamentals in the US, stronger growth on the Continent and positive expectations for European financial convergence, are balanced against collapsing economies in Asia, a weaker China, recession in Hong Kong, crisis conditions in Russia, and uncertainty in many of the Latin American economies. Growth in the US should moderate in the second half of 1998. However, we expect consumption to remain stable, driven by low unemployment, real income growth and with lower interest rates supporting the housing and auto sectors, which are near high levels. Manufacturing and exports should continue to weaken, however these sectors together represent less than 25% of GDP. On the positive side, declining commodity prices have resulted in lower variable costs and an effective tax cut for the consumer, from lower fuel costs. The strong dollar, some moderation in GDP, and round two of the Asian crisis should keep monetary policy on hold for an extended period. We expect earnings growth near 10% is achievable in the portfolio, in contrast to 7% for the S&P 500. US markets should remain volatile, reflecting concerns about earnings growth and the impact of the Asian crisis. However, we expect our focus on large, high quality companies to result in performance in excess of the Index. The portfolio measurably outperformed the Index during the quarter and the financial services and healthcare sectors had the most positive impact led by shares of Associates First Capital, Pfizer, Citicorp and Chase Manhattan. Individual issues which exhibited strength were Berkshire Hathaway, Chrysler, Coca-Cola, Cisco and DuPont.

*Inception was on 27th May, 1998.

================================================================================
               GAM NORTH AMERICA FUND - STATEMENT OF INVESTMENTS
================================================================================

as at 30th June, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
EQUITIES - 97.4%
            AEROSPACE/MILITARY TECHNOLOGY - 0.9%
     3,408  Boeing                                                      151,869
                                                                      ---------
                                                                        151,869
                                                                      ---------
            AUTOMOBILES - 6.7%
     4,900  Chrysler                                                    276,238
     9,118  Ford Motor                                                  537,962
     4,000  General Motors                                              267,250
                                                                      ---------
                                                                      1,081,450
                                                                      ---------
            BANKING - 9.3%
     5,300  Bankamerica                                                 458,119
     7,000  Chase Manhattan                                             528,500
     3,500  Citicorp                                                    522,375
                                                                      ---------
                                                                      1,508,994
                                                                      ---------
            BEVERAGES & TOBACCO - 11.6%
    11,800  Coca-Cola                                                 1,008,900
     9,400  PepsiCo                                                     387,162
    12,300  Philip Morris                                               484,312
                                                                      ---------
                                                                      1,880,374
                                                                      ---------
            BROADCASTING & PUBLISHING - 0.3%
       700  McGraw-Hill                                                  57,094
                                                                      ---------
                                                                         57,094
                                                                      ---------
            CHEMICALS - 1.8%
     4,000  DuPont de Nemours                                           298,500
                                                                      ---------
                                                                        298,500
                                                                      ---------
            COMPUTER SOFTWARE - 2.2%
    *3,300  Microsoft                                                   357,638
                                                                      ---------
                                                                        357,638
                                                                      ---------
            DATA PROCESSING & REPRODUCTION - 2.4%
     6,800  Compaq Computer                                             192,950
     3,400  Hewlett Packard                                             203,575
                                                                      ---------
                                                                        396,525
                                                                      ---------
            ELECTRICAL & ELECTRONICS - 4.9%
     2,000  Emerson Electric                                            120,750
     7,300  General Electric                                            664,300
                                                                      ---------
                                                                        785,050
                                                                      ---------
            ELECTRONIC COMP. & INSTRUMENTS - 2.6%
     5,700  Intel                                                       422,513
                                                                      ---------
                                                                        422,513
                                                                      ---------
            ENERGY SOURCES - 8.0%
     3,800  British Petroleum ADR                                       335,350
     3,800  Chevron                                                     315,637
     4,900  Exxon                                                       349,431
     3,800  Mobil                                                       291,175
                                                                      ---------
                                                                      1,291,593
                                                                      ---------
            FINANCIAL SERVICES - 3.5%
     2,649  Associates First Capital A                                  203,642
     6,000  Federal National Mortgage Association                       364,500
                                                                      ---------
                                                                        568,142
                                                                      ---------
            FOOD & HOUSEHOLD PRODUCTS - 3.0%
     5,300  Proctor & Gamble                                            482,631
                                                                      ---------
                                                                        482,631
                                                                      ---------
            HEALTH & PERSONAL CARE - 20.6%
     8,400  Abbott Laboratories                                         343,350
     6,000  American Home Products                                      310,500
       700  Estee Lauder Class A                                         48,781
     8,400  Gillette                                                    476,175
     6,500  Johnson & Johnson                                           479,375
     4,600  Merck                                                       615,250
     9,700  Pfizer                                                    1,054,269
                                                                      ---------
                                                                      3,327,700
                                                                      ---------
            INSURANCE - 0.6%
     1,400  American General                                             99,662
                                                                      ---------
                                                                         99,662
                                                                      ---------
            LEISURE & TOURISM - 1.8%
     3,000  McDonald's                                                  207,000
    *2,750  Tricon Global Restaurants 87,141
                                                                      ---------
                                                                        294,141
                                                                      ---------
            MERCHANDISING - 5.4%
     1,400  Wal-Mart Stores                                              85,050
     7,600  Walgreen                                                    313,975
                                                                      ---------
                                                                        399,025
                                                                      ---------
            MULTI-INDUSTRY -1.4%
     5,000  Allied Signal                                               221,875
        *6  Berkshire Hathaway                                          469,830
                                                                      ---------
                                                                        691,705
                                                                      ---------

================================================================================
          GAM NORTH AMERICA FUND - STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================

                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
            NETWORKING PRODUCTS -1.3%
     2,300  Cisco Systems                                               211,744
                                                                     ----------
                                                                        211,744
                                                                     ----------
            PHARMACEUTICAL - 2.1%
     3,000  Bristol-Myers Squibb                                        344,812
                                                                     ----------
                                                                        344,812
                                                                     ----------
            TELECOMMUNICATIONS - 5.4%
     5,400  Bell Atlantic                                               246,375
     4,200  Bellsouth                                                   281,925
     8,464  SBC Communications                                          338,560
                                                                     ----------
                                                                        866,860
                                                                     ----------
            TEXTILES & APPAREL -1.0%
    *5,700  Polo Ralph Lauren Class A                                   159,600
                                                                     ----------
                                                                        159,600
                                                                     ----------
            TRANSPORTATION - ROAD & RAIL - 0.6%
     3,000  Norfolk Southern                                             89,438
                                                                     ----------
                                                                         89,438
                                                                     ----------
TOTAL EQUITIES (COST $11,852,515)                                    15,767,060
                                                                     ----------
PREFERRED SHARES - 0.4%
            Broadcasting & Publishing - 0.4%
     2,200  News Corp ADR (Pfd)                                          62,150
                                                                     ----------
                                                                         62,150
                                                                     ----------
TOTAL PREFERRED SHARES (COST $44,407)                                    62,150
                                                                     ----------
TIME DEPOSITS - 2.4%
   384,747  Morgan Guaranty London
              5.25% 1998-07-01                                          384,747
                                                                     ----------
TOTAL TIME DEPOSITS (COST $384,747)                                     384,747
                                                                     ----------
TOTAL  INVESTMENTS   (COST   $12,281,669**)  -  100.2%               16,213,957
NET  CURRENT LIABILITIES - (0.2%)                                       (28,614)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            16,185,343
                                                                     ==========


*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of terms
 ADR - American Depository Receipt

See notes to financial statements.

================================================================================
                             GAM ASIAN CAPITAL FUND
================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------
                     JOHN MYTTON IS RESPONSIBLE FOR ASIAN EMERGING MARKETS INVESTMENTS IN INDONESIA, THE PHILIPPINES, THE INDIAN SUBCONTINENT AND VIETNAM. PRIOR TO JOINING GAM IN 1995 HE WAS DIRECTOR OF SWISS BANK CORPORATION INTERNATIONAL
[PHOTO] FINANCE (ASIA). FROM 1978 TO 1990 HE WAS AN INTERNATIONAL EXECUTIVE WITH HONG KONG AND SHANGHAI BANKING CORP WORKING IN HONG KONG, OMAN AND SINGAPORE. HE COMMENCED MANAGEMENT OF GAM ASIAN CAPITAL FUND ON 1ST APRIL, 1998. MR MYTTON IS BASED IN HONG KONG.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Asia other than Japan. Countries in Asia include Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Myanmar, Pakistan, Bangladesh and Sri Lanka. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS
                                                   GAM Asian
                                                     Capital
                                                      (after             Average
                                          GAM        maximum   MSCI AC   1 Month
                                        Asian     sales load  Far East   Deposit
                                      Capital         of 5%)  ex Japan      Rate
30th June, 98                         US$4.32        US$4.55    144.20
--------------------------------------------------------------------------------
                                            %              %         %         %
--------------------------------------------------------------------------------
Quarter to June, 98                    -27.39         -31.03    -30.59    + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                       -28.24         -31.83    -22.86    + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
Since inception                        -22.00         -23.27    -20.16    + 5.64
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 12th May, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
           GAM ASIAN CAPITAL FUND--REPORT TO SHAREHOLDERS (CONTINUED)
================================================================================

(PERFORMANCE LINE GRAPH HERE)



NOTES: The graph compares the performance results of a hypothetical $10,000 investment in the Fund and a comparable index. The performance of the Fund is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-------------
Sources used are net asset value of the Fund which is computed daily and Datastream.

The MSCI AC Far East (ex Japan) Index is an arithmetical average weighted by market value of the performance of some 400 securities listed on the stock exchanges of Hong Kong, Indonesia, Korea, Malaysia, Phillipines, Singapore,
Tawian and Thailand. The combined market capitalisation of these companies represents approximately 60% of the aggregated market value of the stock exchanges of the above 8 countries. The percentage change in the value of the index includes dividends reinvested.



THE COMMENT

     The largest weighting in the Fund remains Hong Kong whose economy continues to suffer. These economic difficulties raised doubts as to whether the Hong Kong government possesses the resolve to preserve its pegged exchange rate system. These difficulties prompted the government to announce a HK$32 billion package of measures designed to improve confidence. The problems in Hong Kong have also placed pressure on China, whose leaders have frequently said that they will not devalue their currency, but who recently stated that they might be forced to re-consider their position if the Japanese yen continued to weaken. Prospects for Hong Kong therefore continue to remain difficult, but provided the Hong Kong government acts in a sensible fashion to restore confidence, Hong Kong should be the first beneficiary of any improvement in the Asian region.

================================================================================
                GAM ASIAN CAPITAL FUND--STATEMENT OF INVESTMENTS
================================================================================

AS AT 30TH JUNE, 1998
                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
EQUITIES - 71.0%
            HONG KONG - 45.2%
    10,000  Asia Satellite Telecom                                       16,520
     1,000  Cheung Kong Holdings                                          4,930
     3,000  Cheung Kong Holdings                                          5,672
     4,000  CLP Holdings                                                 18,172
    14,000  Cosco Pacific                                                 4,969
       700  Hang Seng Bank                                                3,975
     5,730  HKR International                                             2,015
    15,560  Hong Kong & China Gas                                        17,673
     9,000  Hong Kong Electric                                           27,878
    *4,000  Hong Kong Land Holdings                                       5,000
    10,400  Hong Kong Telecommunications                                 19,463
       800  HSBC Holdings (HKD)                                          19,618
     2,000  Hutchison Whampoa                                            10,532
     4,800  Jardine Matheson                                             12,960
     2,000  New World Development                                         3,872
    *6,000  New World Infrastructure                                      6,931
    13,000  Regent Pacific Group                                          4,279
     1,000  Sun Hung Kai Properties                                       4,272
     4,000  Swire Pacific Class A                                        15,101
     2,000  Television Broadcasting                                       5,292
   *36,000  Yanzhou Coal Mining                                           6,877
                                                                        -------
                                                                        216,001
                                                                        -------
            INDONESIA - 1.1%
     2,000  Gudang Garam                                                  1,188
    19,000  Mayorah Indah                                                   778
     6,000  Sampeorna                                                       829
     4,000  Semen Gresik                                                  2,294
                                                                        -------
                                                                          5,089
                                                                        -------
            NEW ZEALAND - 1.3%
     6,000  Shortland Properties                                          2,029
     2,000  Telecom Corp New Zealand                                      4,277
                                                                        -------
                                                                          6,306
                                                                        -------
            PHILIPPINES - 2.0%
    15,600  Ayala Corp                                                    4,022
    13,600  Ayala Land                                                    3,914
    60,000  Metro Pacific                                                 1,367
                                                                        -------
                                                                          9,303
                                                                        -------
            REPUBLIC OF CHINA - 4.0%
    19,000  Beijing Datang Power (HKD)                                    5,334
    *8,000  China Telecom                                                13,939
                                                                        -------
                                                                         19,273
                                                                        -------
            SINGAPORE - 16.2%
    10,000  DBS Land 8,313
     3,860  Development Bank of Singapore (FR)                           21,432
    *4,000  Osprey Maritime                                               1,853
     3,000  Overseas Chinese Banking (FR)                                10,243
     3,000  Overseas Union Bank (FR)                                      6,591
     3,000  Singapore Airlines (FR)                                      14,074
     1,276  Singapore Press Holdings (FR)                                 8,562
     2,000  Unites Overseas Bank (FR)                                     6,235
                                                                        -------
                                                                         77,303
                                                                        -------
            THAILAND - 1.2%
   *16,000  National Finance Public (FR)                                  1,251
      *600  PTT Exploration (FR)                                          4,550
                                                                        -------
                                                                          5,801
                                                                        -------
TOTAL EQUITIES (COST $479,734)                                          339,076
                                                                        -------

EQUITY WARRANTS - 0.0%
            HONG KONG - 0.0%
      *980  Hong Kong & China Gas Wts 1999-09-30                             67
                                                                        -------
TOTAL EQUITY WARRANTS (COST $0)                                              67
                                                                        -------

TIME DEPOSITS - 19.5%
            UNITED STATES - 19.5%
    93,277  Brown Brothers Harriman
              5.25% 1998-07-01                                           93,277
                                                                        -------
TOTAL TIME DEPOSITS (COST $93,277)                                       93,277
                                                                        -------
TOTAL  INVESTMENTS  (COST  $573,011**) - 90.5%                          432,420
NET CURRENT ASSETS - 9.5%                                                45,286
                                                                        -------
TOTAL NET ASSETS - 100.0%                                               477,706
                                                                        =======




*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of terms:
 FR - Foreign Registered
 HKD - Hong Kong Dollar

See notes to financial statements.

================================================================================
          GAM ASIAN CAPITAL FUND--STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================

[CHART BELOW REPRESENT BAR GRAPH]


GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1998                                        %
--------------------------------------------------------
HONG KONG                                          45.20
CHINA                                               4.17
NET CURRENT ASSETS                                  9.50
INDONESIA                                           1.10
NEW ZEALAND                                         1.36
PHILLIPPINES                                        2.01
SINGAPORE                                          16.20
THAILAND                                            1.26
OTHER                                              19.20




INVESTMENT ANALYSIS AS AT
30TH JUNE, 1998                                        %
--------------------------------------------------------
UTILITIES-ELECTRICAL & GAS                         14.90
TELECOMMUNICATIONS                                 11.73
BANKING                                            15.66
MULTI-INDUSTRY                                     10.30
NCY CURRENT ASSETS                                  9.50
REAL ESTATE                                         7.42
TRANSPORTATION AIRLINES                             5.19
OTHER                                              27.37

================================================================================
                             GAMERICA CAPITAL FUND
================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------
                     GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983 AND IS ALSO ADVISER TO GAMERICA. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN
[PHOTO] STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES
                                                   GAMerica
                                                    Capital
                                                    Class A
                                                     (after              Average
                                     GAMerica       maximum      S & P   1 Month
                                      Capital    sales load       Comp   Deposit
                                      Class A        of 5%)      Index      Rate
30th June, 98                        US$16.88      US$17.77   1,133.84
--------------------------------------------------------------------------------
                                            %             %          %         %
--------------------------------------------------------------------------------
Quarter to June, 98                    + 3.49        - 1.68     + 3.28    + 1.39
--------------------------------------------------------------------------------
Jan - June, 1998                       +25.69        +19.40     +17.74    + 2.83
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
Since inception                        +26.11        +24.07     +30.40    + 5.64
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 12th May, 1995, Class B on 27th May, 1998 and Class C on 27th May, 1998. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
                 GAMERICA CAPITAL FUND - REPORT TO SHAREHOLDERS
================================================================================

[LINE GRAPH]

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-----------
Sources used are the net asset value of the Fund which is computed daily and Datastream.

The Standard & Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested

THE FACTS - CLASS B SHARES

                                                                        Average
                                       GAMerica            S&P          1 Month
                                        Capital           Comp          Deposit
                                        Class B          Index             Rate
30th June, 98                           US$16.8       1,133.84
--------------------------------------------------------------------------------
                                              %              %                %
--------------------------------------------------------------------------------
Since Inception*                         + 2.06         + 3.95           + 0.52
--------------------------------------------------------------------------------



THE FACTS - CLASS C SHARES

                                                                        Average
                                       GAMerica            S&P          1 Month
                                        Capital           Comp          Deposit
                                        Class B          Index             Rate
30th June, 98                           US$16.8       1,133.84
--------------------------------------------------------------------------------
                                              %              %                %
--------------------------------------------------------------------------------
Since Inception*                         + 2.12         + 3.95           + 0.52


* Inception was on 27th May, 1998 for Class B shares and C shares.

================================================================================
                GAMERICA CAPITAL FUND - STATEMENT OF INVESTMENTS
================================================================================

THE COMMENT

     The US stock market measured by the major indices continued to rise strongly through the second quarter and reached all time highs. The more broadly based indices having fallen in the first quarter performed strongly in the second quarter but are still significantly lagging the major indices in their year to date performance. Measured by the Standard & Poor's Composite Index the market rose by 13.06% during the quarter.

     While Gross Domestic Product Growth slowed in the second quarter, most evidence suggests this slowdown has ended. Third quarter growth is likely to reach a 3% rate up from 1.5% in the second quarter while inflation, both in the US and internationally, appears to be falling.

     The US economy has clearly become less volatile in recent years which in itself justifies a higher level of valuation of equity securities. Earnings growth for the second quarter is estimated to have been around 10% with analysts forecasting increases of 14-15% for the second half of the year. Stock prices of the major companies have increased by about 20% this year easily outpacing any expected or actual gains in earnings. Margin expansion accounts for much of the gains in earnings. We have commented before about the improvement in manufacturing technologies brought about by the fall in computing costs. In the longer term it is likely that margins will flatten. If earnings revert to growing at a rate comparable to that of the economy the present overall level of market valuation is likely to prove to be high.


AS AT 30TH JUNE, 1998

                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
EQUITIES - 59.1%
            AUTOMOBILE PARTS & EQUIPMENT - 7.0%
   *15,000  Keystone Automotive Industries                              346,875
   *15,000  United Auto Group                                           328,125
                                                                        -------
                                                                        675,000
                                                                        -------
            BEVERAGE & TOBACCO - 1.2%
     2,000  Fortune Brands                                               76,875
     2,000  Gallaher Group ADR                                           43,750
                                                                        -------
                                                                        120,625
                                                                        -------
            BUSINESS & PUBLIC SERVICES - 3.6%
   *14,000  Professional Staff ADR                                      192,500
   *26,400  Titan                                                       158,400
                                                                        -------
                                                                        350,900
                                                                        -------
            CONSTRUCTION & HOUSING - 3.4%
    *7,812  Palm Harbor Homes                                           332,986
                                                                        -------
                                                                        332,986
                                                                        -------
            ELECTRICAL & ELECTRONICS - 0.4%
     2,500  AVX                                                          40,156
                                                                        -------
                                                                         40,156
                                                                        -------
            ELECTRONIC COMP. & INSTRUMENTS - 1.3%
    13,393  Power One                                                   126,396
                                                                        -------
                                                                        126,396
                                                                        -------
            ENERGY SOURCES - 1.1%
     3,000  Unocal                                                      107,250
                                                                        -------
                                                                        107,250
                                                                        -------
            FINANCIAL SERVICES - 0.5%
    *3,000  Freidman, Billings, Ramsey Group                             43,312
                                                                        -------
                                                                         43,312
                                                                        -------
            FOOD & HOUSEHOLD PRODUCTS - 0.7%
     3,307  Archer-Daniels-Midland                                       64,073
                                                                        -------
                                                                         64,073
                                                                        -------

================================================================================
                GAMERICA CAPITAL FUND - STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================


                                                                         MARKET
                                                                          VALUE
HOLDINGS    DESCRIPTION                                                     US$
--------------------------------------------------------------------------------
            HEALTH & PERSONAL CARE - 3.2%
    *4,500  ClinTrials Research                                          21,938
     8,000  Intimate Brands Class A                                     220,500
   *30,000  Unilab                                                       71,250
                                                                      ---------
                                                                        313,688
                                                                      ---------
            INDUSTRIAL COMPONENTS - 5.9%
    17,000  Foamex International                                        296,438
    12,000  Gerber Scientific                                           273,000
                                                                      ---------
                                                                        569,438
                                                                      ---------
            INSURANCE - 4.9%
    20,000  Intercargo                                                  235,000
     3,000  Mid Ocean Limited                                           235,500
                                                                      ---------
                                                                        470,500
                                                                      ---------
            MACHINERY & ENGINEERING - 1.5%
     5,000  Raychem Corp                                                147,813
                                                                      ---------
                                                                        147,813
                                                                      ---------
            MERCHANDISING - 18.9%
   *12,000  Best Buy                                                    433,500
   *50,000  CyberShop International                                     562,500
     6,250  Fred's Class A                                              159,375
   *12,500  Jumbosports                                                  14,063
     2,000  Mercantile Stores                                           157,875
    *7,500  Party City                                                  220,312
   *15,000  Software.net                                                286,875
                                                                      ---------
                                                                      1,834,500
                                                                      ---------
            REAL ESTATE - 1.5%
     7,000  Bradley Real Estate                                         147,875
                                                                      ---------
                                                                        147,875
                                                                      ---------
            RECREATION, OTHER CONSUMER GOODS - 1.0%
    *5,000  N2K                                                          98,125
                                                                      ---------
                                                                         98,125
                                                                      ---------
            TELECOMMUNICATIONS - 3.0%
    *6,000  World Com                                                   290,625
                                                                      ---------
                                                                        290,625
                                                                      ---------
TOTAL EQUITIES (COST $4,036,175)                                      5,733,262
                                                                      ---------
TIME DEPOSITS - 40.7%
 3,948,166  Morgan Guaranty London
              5.25% 1998-07-01                                        3,948,166
                                                                      ---------
TOTAL TIME DEPOSITS (COST $3,948,166)                                 3,948,166
                                                                      ---------
TOTAL INVESTMENTS (COST $7,984,341**) - 99.8%                         9,681,428
NET CURRENT ASSETS - 0.2%                                                27,317
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             9,708,745
                                                                      =========

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of terms: ADR - American Depository Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
            GAM Funds, Inc. -- Statements of Assets and Liabilities
--------------------------------------------------------------------------------
at 30th June, 1998 (unaudited)

                                                                                                                             GAM
                                                                             GAM             GAM             GAM           Pacific
                                                                        International       Global         Europe           Basin
                                                                      ---------------- --------------- -------------- --------------
ASSETS (In US$)
Investments in securities at value                                    $ 2,784,506,219  $ 160,596,414   $  59,529,039  $  20,167,737
Cash                                                                       10,725,953             --       4,529,526             --
Cash -- Foreign currencies                                                 13,208,255        313,915        (215,721)        36,161

Receivables:
 Securities sold                                                           99,383,153     28,668,648       7,936,473        582,385
 Capital shares sold                                                       20,106,369      2,659,295         478,820         60,822
 Dividends, interest and other                                              7,870,277        181,467         285,812         75,820
 Net equity in foreign currency exchange contracts (Note 6)                23,860,460        671,075              --        326,361
 Due from broker for futures contracts (Note 6)                            26,232,051        890,232              --             --
Deferred organizational expenses and other assets                               3,924         17,818          20,692         20,735
                                                                      ---------------  -------------   -------------  -------------
TOTAL ASSETS                                                            2,985,896,661    193,998,864      72,564,641     21,270,021
                                                                      ---------------  -------------   -------------  -------------
LIABILITIES
Payables:
 Securities purchased                                                     132,871,969     48,966,334       8,566,296         83,709
 Capital shares redeemed                                                    1,862,590         85,641          32,353         74,519
 Loans                                                                             --             --       4,483,086             --
 Written options                                                            3,755,826             --              --             --
Net equity in foreign currency exchange contracts (Note 6)                         --             --       1,032,457             --
Accrued management fee                                                      6,654,410        304,212         133,160        103,288
Accrued distribution fee                                                    1,785,866         35,304          37,985         13,077
Accrued expenses and other                                                    136,606         16,315           6,406         64,792
                                                                      ---------------  -------------   -------------  -------------
TOTAL LIABILITIES                                                         147,067,267     49,407,806      14,291,743        339,385
                                                                      ---------------  -------------   -------------  -------------
NET ASSETS                                                            $ 2,838,829,394  $ 144,591,058   $  58,272,898  $  20,930,636
                                                                      ===============  =============   =============  =============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)               $ 2,094,486,508  $ 116,173,521   $  44,001,056  $  45,549,768
Accumulated net investment income/(loss)                                     (958,876)      (225,451)        473,546       (293,589
Accumulated net realized gains/(losses)                                    58,462,073      5,321,766       5,646,649    (11,962,797
Net unrealized appreciation/(depreciation)                                686,839,689     23,321,222       8,151,647    (12,362,746
                                                                      ---------------  -------------   -------------  -------------
NET ASSETS                                                            $ 2,838,829,394  $ 144,591,058   $  58,272,898  $  20,930,636
                                                                      ===============  =============   =============  =============
CLASS A SHARES OUTSTANDING                                                 79,158,474      5,831,011       3,834,416      2,360,896
CLASS A NET ASSETS                                                    $ 2,643,243,929  $ 128,983,756   $  57,592,606  $  19,114,133
Net asset value and redemption value per share (Note 4)               $         33.39  $       22.12   $       15.02  $        8.10
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                        $         35.15  $       23.28   $       15.81  $        8.53
CLASS B SHARES OUTSTANDING                                                    457,080        172,231          24,616         12,224
CLASS B NET ASSETS                                                    $    15,279,842  $   3,808,556   $     370,350  $     100,491
Net asset value and redemption value per share (Note 4)               $         33.43  $       22.11   $       15.04  $        8.22
CLASS C SHARES OUTSTANDING                                                    548,910        103,828          20,644            820
CLASS C NET ASSETS                                                    $    18,315,577  $   2,295,436   $     309,942  $       6,650
Net asset value and redemption value per share (Note 4)               $         33.37  $       22.11   $       15.01  $        8.11
CLASS D SHARES OUTSTANDING                                                  4,872,873        434,953         205,746
CLASS D NET ASSETS                                                    $   161,990,046  $   9,503,310   $   1,709,362
Net asset value and redemption value per share (Note 4)                                $       33.24   $       21.85  $        8.31
Offering price per share (100/96.5 x net asset value per share reduced
 on sales of $100,000 or more)                                                         $       34.45   $       22.64  $        8.61
Identified cost of investments                                        $ 2,100,450,066  $ 137,414,302   $  50,324,747  $  32,866,277

See notes to financial statements.

--------------------------------------------------------------------------------
      GAM Funds, Inc. -- Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------
at 30th June, 1998 (unaudited)

                                                                               GAM            GAM            GAM
                                                                              Japan          North          Asian       GAMerica
                                                                             Capital        America        Capital       Capital
                                                                         --------------  -------------  ------------- -------------
ASSETS (In US$)
Investments in securities at value                                        $ 22,392,418   $ 16,213,957   $    432,420    $  9,681,428
Cash                                                                                --             --             --              --
Cash -- Foreign currencies                                                   3,444,170             --         33,868              --

Receivables:
 Securities sold                                                               335,458         79,722            858              --
 Capital shares sold                                                           423,129          7,396          1,000          40,094
 Dividends, interest and other                                                  89,424         17,461            803           4,925
 Net equity in foreign currency exchange contracts (Note 6)                  1,011,125             --             --              --
 Due from broker for futures contracts (Note 6)                                314,453             --             --              --
 From Distributor                                                                   --             --         23,870              --
Deferred organizational expenses and other assets                               13,803         10,548         27,279          26,359
                                                                          ------------   ------------   ------------    ------------
TOTAL ASSETS                                                                28,023,980     16,329,084        520,098       9,752,806
                                                                          ------------   ------------   ------------    ------------
LIABILITIES
Payables:
 Securities purchased                                                          958,327             --             --           2,998
 Capital shares redeemed                                                       166,109         91,150         16,471              --
 Loans                                                                              --             --             --              --
 Written options                                                                    --             --             --              --
Net equity in foreign currency exchange contracts (Note 6)                          --             --          1,347              --
Accrued management fee                                                          70,939         43,277          1,377          21,117
Accrued distribution fee                                                        21,679          7,756            340           8,337
Accrued expenses and other                                                      78,728          1,558         22,857          11,609
                                                                          ------------   ------------   ------------    ------------
TOTAL LIABILITIES                                                            1,295,782        143,741         42,392          44,061
                                                                          ------------   ------------   ------------    ------------
NET ASSETS                                                                $ 26,728,198   $ 16,185,343   $    477,706    $  9,708,745
                                                                          ============   ============   ============    ============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                   $ 36,034,384   $  9,108,813   $  1,791,102    $  7,805,365
Accumulated net investment income/(loss)                                      (509,640)         3,227            148           6,919
Accumulated net realized gains/(losses)                                     (5,971,602)     3,141,015     (1,171,606)        199,374
Net unrealized appreciation/(depreciation)                                  (2,824,944)     3,932,288       (141,938)      1,697,087
                                                                          ------------   ------------   ------------    ------------
Net assets                                                                $ 26,728,198   $ 16,185,343   $    477,706    $  9,708,745
                                                                          ============   ============   ============    ============
CLASS A SHARES OUTSTANDING                                                   3,117,588        766,222        110,476         556,801
CLASS A NET ASSETS                                                        $ 26,033,028   $ 16,179,037   $    477,706    $  9,398,938
Net asset value and redemption value per share
 (Note 4)                                                                 $       8.35   $      21.12   $       4.32    $      16.88
Offering price per share (100/95 x net asset value per share reduced on
 sales of $100,000 or more)                                               $       8.79   $      22.23   $       4.55    $      17.77
CLASS B SHARES OUTSTANDING                                                      12,081            299                         15,351
CLASS B NET ASSETS                                                        $    100,972   $      6,306                   $    258,963
Net asset value and redemption value per share (Note 4)                   $       8.36   $      21.11                   $      16.87
CLASS C SHARES OUTSTANDING                                                      71,195                                         3,013
CLASS C NET ASSETS                                                        $    594,198                                  $     50,844
Net asset value and redemption value per share (Note 4)                   $       8.35                                  $      16.88
CLASS D SHARES OUTSTANDING
CLASS D NET ASSETS
Net asset value and redemption value per share (Note 4)
Offering price per share (100/96.5 x net asset value per share reduced on sales of $100,000 or more)
Identified cost of investments                                            $ 26,125,620   $ 12,281,669   $    573,011    $  7,984,341

See notes to financial statements.

--------------------------------------------------------------------------------
                  GAM Funds, Inc. -- Statements of Operations
--------------------------------------------------------------------------------
for the six months ended 30th June, 1998 (unaudited)

                                                                                                                          GAM
                                                                          GAM             GAM             GAM           Pacific
                                                                     International      Global           Europe          Basin
                                                                    --------------- --------------  --------------- --------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                                   $  22,667,366   $   532,295     $     826,388    $   291,036
Interest (Note 5)                                                        3,380,741       191,242             9,116         34,608
                                                                     -------------   -----------     -------------    -----------
                                                                        26,048,107       723,537           835,504        325,644
                                                                     -------------   -----------     -------------    -----------
EXPENSES
Investment advisory fee (Note 2)                                        11,913,011       512,283           238,315        120,030
Custodian fees and expenses                                                896,915        29,573            38,162         49,576
Transfer agent fees and expenses                                           462,688        16,718            10,554         16,285
Shareholder servicing fees                                                 647,856         5,429             6,339         23,321
Distribution Fee -- Class A (Note 2)                                     3,350,907       144,216            68,591         33,688
Distribution Fee -- Class B (Note 2)                                         8,168         2,465               198             90
Distribution Fee -- Class C (Note 2)                                        12,539         1,012               193              5
Distribution Fee -- Class D (Note 2)                                       326,357        16,157                --          4,309
Professional fees                                                           34,749        15,939            15,172         16,797
Administrative expense                                                     836,958        36,887            21,640         30,215
Printing                                                                    94,502         3,435             1,560          5,016
Amortization of organization costs                                              --            --                --             --
Filing fees                                                                 15,080         1,254             1,004          1,685
Other                                                                       56,279         3,867             3,340          5,315
                                                                     -------------   -----------     -------------    -----------
Total operating expenses                                                18,656,009       789,235           405,068        306,332
Expenses reimbursed (Note 2)                                                    --            --                --             --
Interest expense                                                                --         4,404            46,566          2,048
                                                                     -------------   -----------     -------------    -----------
Total expense                                                           18,656,009       793,639           451,634        308,380
                                                                     -------------   -----------     -------------    -----------
Net investment income/(loss)                                             7,392,098       (70,102)          383,870         17,264
                                                                     -------------   -----------     -------------    -----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                                 43,211,739     3,924,322         4,502,756     (7,674,825)
 Foreign currency transactions                                          41,853,770       789,337           682,554      1,417,654
                                                                     -------------   -----------     -------------    -----------
                                                                        85,065,509     4,713,659         5,185,310     (6,257,171)
                                                                     -------------   -----------     -------------    -----------
Unrealized appreciation/(depreciation)
 for the period:
 Securities and futures                                                296,698,714    13,135,413         3,963,512      2,997,357
 Foreign currency translation of assets and liabilities other than
  investments                                                          (20,157,462)     (200,870)       (1,846,577)      (703,883)
                                                                     -------------   -----------     -------------    -----------
                                                                       276,541,252    12,934,543         2,116,935      2,293,474
                                                                     -------------   -----------     -------------    -----------
 Net gain/(loss) on investments and foreign currencies                 361,606,761    17,648,202         7,302,245     (3,963,697)
                                                                     -------------   -----------     -------------    -----------
 NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS               $ 368,998,859   $17,578,100     $   7,686,115   ($ 3,946,433)
                                                                     =============   ===========     =============    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
            GAM Funds, Inc. -- Statements of Operations (continued)
--------------------------------------------------------------------------------
for the six months ended 30th June, 1998 (unaudited)

                                                                              GAM            GAM            GAM
                                                                             Japan          North          Asian       GAMerica
                                                                            Capital        America        Capital       Capital
                                                                        --------------- ------------- -------------- ------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                                        $   113,052    $  131,282      $   9,543    $   20,317
Interest (Note 5)                                                             146,717        18,491          2,496        59,791
                                                                          -----------    ----------      ---------    ----------
                                                                              259,769       149,773         12,039        80,108
                                                                          -----------    ----------      ---------    ----------
EXPENSES
Investment advisory fee (Note 2)                                              154,500        84,230          3,287        33,337
Custodian fees and expenses                                                    78,544         6,097         13,895         5,985
Transfer agent fees and expenses                                               11,634         2,872          1,178           920
Shareholder servicing fees                                                     13,013         1,041            722           526
Distribution Fee -- Class A (Note 2)                                           46,655        25,475            996         9,955
Distribution Fee -- Class B (Note 2)                                               47             6             --           181
Distribution Fee -- Class C (Note 2)                                              211            --             --            38
Distribution Fee -- Class D (Note 2)                                               --            --             --            --
Professional fees                                                              14,217         9,614         11,641         8,315
Administrative expense                                                         23,216         5,327          3,462         2,849
Printing                                                                        4,188         1,238          1,711         2,978
Amortization of organization costs                                              1,585            --          3,012           691
Filing fees                                                                     3,047           746          1,184         4,792
Other                                                                           7,581         2,966          4,133         2,622
                                                                          -----------    ----------      ---------    ----------
Total operating expenses                                                      358,438       139,612         45,221        73,189
Expenses reimbursed (Note 2)                                                       --            --        (38,948)           --
Interest expense                                                                   --         6,934             23            --
                                                                          -----------    ----------      ---------    ----------
Total expense                                                                 358,438       146,546          6,296        73,189
                                                                          -----------    ----------      ---------    ----------
Net investment income/(loss)                                                  (98,669)        3,227          5,743         6,919
                                                                          -----------    ----------      ---------    ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                                    (3,583,506)    2,846,473       (333,210)       37,513
 Foreign currency transactions                                              1,512,774            --           (445)           --
                                                                          -----------    ----------      ---------    ----------
                                                                           (2,070,732)    2,846,473       (333,655)       37,513
                                                                          -----------    ----------      ---------    ----------
Unrealized appreciation/(depreciation)
 for the period:
 Securities and futures                                                     2,308,611       499,444        143,869     1,169,868
 Foreign currency translation of assets and liabilities other than in-
  vestments                                                                  (373,810)           --           (939)           --
                                                                          -----------    ----------      ---------    ----------
                                                                            1,934,801       499,444        142,930     1,169,868
                                                                          -----------    ----------      ---------    ----------
 Net gain/(loss) on investments and foreign currencies                       (135,931)    3,345,917       (190,725)    1,207,381
                                                                          -----------    ----------      ---------    ----------
 NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS                   ($   234,600)   $3,349,144     ($ 184,982)   $1,214,300
                                                                          ===========    ==========      =========    ==========


See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. -- Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                GAM International                GAM Global                      GAM Europe
                                        -------------------------------- ----------------------------- -----------------------------
                                          FOR THE SIX      FOR THE YEAR   FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                         MONTHS ENDED          ENDED     MONTHS ENDED        ENDED      MONTHS ENDED       ENDED
                                          30TH JUNE,         31ST DEC.    30TH JUNE,      31ST DEC.,     30TH JUNE,      31ST DEC.,
                                             1998              1997          1998            1997           1998            1997
                                        --------------- ---------------- -------------- -------------- -------------- --------------
                                          (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)

INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)             $    7,392,098  $    3,992,788   ($    70,102)  ($    99,246)  $   383,870    $     56,137
Net realized gain/(loss)                     85,065,509      41,910,352      4,713,659      2,745,392     5,185,310       6,720,669
Unrealized appreciation/
 (depreciation) for the period              276,541,252     297,012,713     12,934,543      6,526,805     2,116,935       1,955,004
                                         --------------  --------------    -----------    -----------   -----------    ------------
Net increase/(decrease) in net
 assets from operations                     368,998,859     342,915,853     17,578,100      9,172,951     7,686,115       8,731,810

Dividends paid to shareholders from:
Net investment income
 Class A                                             --      (9,853,914)            --        (41,404)           --        (157,450)
 Class B                                             --              --             --             --            --              --
 Class C                                             --              --             --             --            --              --
 Class D                                             --        (446,919)            --         (3,430)           --              --
Net realized gain on investments
 Class A                                             --     (69,883,955)            --     (1,964,612)           --      (6,689,436)
 Class B                                             --              --             --             --            --              --
 Class C                                             --              --             --             --            --              --
 Class D                                             --      (3,900,288)            --       (113,298)           --              --
Capital share transactions (Note 4)         576,882,523     585,581,903     57,505,460     42,059,028    11,486,195      12,088,259
                                         --------------  --------------    -----------    -----------   -----------    ------------
Total increase/(decrease) in net assets     945,881,382     844,412,680     75,083,560     49,109,235    19,172,310      13,973,183

NET ASSETS
Beginning of period                       1,892,948,012   1,048,535,332     69,507,498     20,398,263    39,100,588      25,127,405
                                         --------------  --------------    -----------    -----------   -----------    ------------
End of period                            $2,838,829,394  $1,892,948,012    $144,591,058   $69,507,498   $58,272,898    $ 39,100,588
                                         ==============  ==============    ============   ===========   ===========    ============

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. -- Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                 GAM Pacific Basin               GAM Japan Capital            GAM North America
                                          ------------------------------- ----------------------------- ----------------------------
                                            FOR THE SIX    FOR THE YEAR     FOR THE SIX   FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                            MONTHS ENDE        ENDED       MONTHS ENDED       ENDED     MONTHS ENDED       ENDED
                                             30TH JUNE,      31ST DEC.      30TH JUNE,     31ST DEC.,    30TH JUNE,      31ST DEC.,
                                                1998           1997            1998           1997          1998            1997
                                          -------------- ---------------- -------------- -------------- ------------- --------------
                                            (UNAUDITED)                     (UNAUDITED)                  (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)               $     17,264   $        8,059  ($    98,669)  ($   309,689)  $     3,227     $        54
Net realized gain/(loss)                     (6,257,171)      (2,999,804)   (2,070,732)      (526,629)    2,846,473         390,977
Unrealized appreciation/(depreciation)
 for the period                               2,293,474      (11,915,960)    1,934,801     (1,717,822)      499,444       1,513,490
                                           ------------   --------------   -----------    -----------   -----------     -----------
Net increase/(decrease) in net assets from
 operations                                  (3,946,433)     (14,907,705)     (234,600)    (2,554,140)    3,349,144       1,904,521

Dividends paid to shareholders from:
Net investment income
 Class A                                             --               --            --             --            --            (576)
 Class B                                             --               --            --             --            --              --
 Class C                                             --               --            --             --            --              --
 Class D                                             --               --            --             --            --              --
Net realized gain on investments
 Class A                                             --       (3,364,522)           --     (2,411,374)           --        (130,244)
 Class B                                             --               --            --             --            --              --
 Class C                                             --               --            --             --            --              --
 Class D                                             --         (168,365)           --             --            --              --
Capital share transactions (Note 4)             248,729       (8,616,881)   (3,908,976)      (679,565)    1,870,026       3,339,649
                                           ------------   --------------   -----------    -----------   -----------     -----------
Total increase/(decrease) in net assets      (3,697,704)     (27,057,473)   (4,143,576)    (5,645,079)    5,219,170       5,113,350

NET ASSETS
Beginning of period                          24,628,340       51,685,813    30,871,774     36,516,853    10,966,173       5,852,823
                                           ------------   --------------   -----------    -----------   -----------     -----------
End of period                              $ 20,930,636   $   24,628,340   $26,728,198    $30,871,774   $16,185,343     $10,966,173
                                           ============   ==============   ===========    ===========   ===========     ===========

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. -- Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                     GAM Asian Capital                 GAMerica Capital
                                              -------------------------------   ------------------------------
                                                FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                                               MONTHS ENDED         ENDED        MONTHS ENDED        ENDED
                                                30TH JUNE,       31ST DEC.,       30TH JUNE,       31ST DEC.,
                                                   1998             1997             1998             1997
                                              --------------   --------------   --------------   -------------
                                                (UNAUDITED)                       (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                  $     5,743      $    28,537      $     6,919      ($   45,849)
Net realized gain/(loss)                         (333,655)        (640,791)          37,513          400,765
Unrealized appreciation/(depreciation)
 for the period                                   142,930         (319,163)       1,169,868          351,466
                                              -----------      -----------      -----------      -----------
Net increase/(decrease) in net assets from
 operations                                      (184,982)        (931,417)       1,214,300          706,382

Dividends paid to shareholders from:
Net investment income
 Class A                                               --           (3,857)              --               --
 Class B                                               --               --               --               --
 Class C                                               --               --               --               --
 Class D                                               --               --               --               --
Net realized gain on investments
 Class A                                               --          (74,195)              --         (228,865)
 Class B                                               --               --               --               --
 Class C                                               --               --               --               --
 Class D                                               --               --               --               --
Capital share transactions (Note 4)              (161,525)      (3,795,577)       4,695,388        1,397,530
                                              -----------      -----------      -----------      -----------
Total increase/(decrease) in net assets          (346,507)      (4,805,046)       5,909,688        1,875,047

NET ASSETS
Beginning of period                               824,213        5,629,259        3,799,057        1,924,010
                                              -----------      -----------      -----------      -----------
End of period                                 $   477,706      $   824,213      $ 9,708,745      $ 3,799,057
                                              ===========      ===========      ===========      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------
                        at 30th June, 1998 (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund, GAM Asian Capital Fund, and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM Europe Fund invests primarily in securities of companies in Europe. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAM Asian Capital Fund invests primarily in securities of companies in Asia excluding Japan. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class B and Class C shares currently are available for all funds excluding GAM Asian Capital Fund and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

Valuation of securities

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

Adjustable Rate Index Notes

Each Fund may invest in adjustable rate index notes (ARINs) or similar instruments. An ARIN is a form of promissory note issued by a brokerage firm or other counterparty which provides that the amount of principal or

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

interest paid will vary inversely in proportion to changes in the value of a specified security. The Funds could suffer losses in the event of a default or insolvency of the brokerage firm or other counterparty issuing the ARIN.

Foreign currency

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign currency contracts

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

Futures contracts

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.

Federal income taxes

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Option contracts

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

Distributions to shareholders

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Selected Financial Information excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Deferred organization expenses

Organization costs for GAM Japan Capital Fund, GAM Asian Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Other

Securities transactions are recorded on the trade date basis. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets. For the six months ended 30th June, 1998 GAM Services, Inc., the Fund's distributor, voluntarily limited expenses for the GAM Asian Capital Fund to 2% of the Fund's average daily net assets. As a result of the Fund's expenses exceeding this expense limitation, GAM Services, Inc., assumed Fund expenses totaling $38,948.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 1998, GAM Services, Inc. received front-end sales load charges of $2,751,942 from the sale of the Funds' shares.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares. Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                               GAM         GAM         GAM         GAM
                          GAM            GAM        GAM      Pacific      Japan       North       Asian      GAMerica
                     International     Global     Europe      Basin      Capital     America     Capital     Capital
                     -------------     ------     ------      -----      -------     -------     -------     -------
Annual Retainer          $3,125        $3,125     $3,125     $3,125      $3,125      $3,125      $3,125      $3,125
Meeting Fee                 125           125        125        125         125         125         125         125

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL STOCK

The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 30th June, 1998, GAM Funds, Inc. had 1,510,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 260,000,000, 160,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 85,000,000, 75,000,000, 20,000,000 and 25,000,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe and GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; 25,000,000, 25,000,000, 10,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Asian Capital; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital. Changes in each Fund's capital stock are summarized as follows:

                                                                         GAM International Fund
                                                                            For the Periods
                                               --------------------------------------------------------------------------
                                                     01-Jan-98 to 30-June-98                01-Jan-97 to 31-Dec-97
                                                   Shares                    US$          Shares                    US$
                                                   ------                    ---          ------                    ---
CLASS A
Shares sold                                       22,608,791         706,351,468         29,334,376         797,964,527
Shares issued on reinvestment of dividends                --                  --          2,500,837          69,462,995
Shares redeemed                                   (6,472,917)       (205,718,826)       (12,437,416)       (332,541,512)
                                                  ----------        ------------        -----------        ------------
Net increase                                      16,135,874         500,632,642         19,397,797         534,886,010
                                                  ==========        ============        ===========        ============
CLASS B*
Shares sold                                          457,530          15,216,159                 --                  --
Shares issued on reinvestment of dividends                --                  --                 --                  --
Shares redeemed                                         (450)            (15,154)                --                  --
                                                  ----------        ------------        -----------        ------------
Net increase                                         457,080          15,201,005                 --                  --
                                                  ==========        ============        ===========        ============
CLASS C*
Shares sold                                          557,170          18,194,446                 --                  --
Shares issued on reinvestment of dividends                --                  --                 --                  --
Shares redeemed                                       (8,260)             (4,722)                --                  --
                                                  ----------        ------------        -----------        ------------
Net increase                                         548,910          18,189,724                 --                  --
                                                  ==========        ============        ===========        ============
CLASS D
Shares sold                                        1,721,143          54,007,742          2,142,282          59,042,169
Shares issued on reinvestment of dividends                --                  --            134,583           3,717,035
Shares redeemed                                     (350,991)        (11,148,590)          (452,108)        (12,063,311)
                                                  ----------        ------------        -----------        ------------
Net increase                                       1,370,152          42,859,152          1,824,757          50,695,893
                                                  ==========        ============        ===========        ============

*    Class B and Class C Shares were offered for sale on 29th April, 1998.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                         GAM Global Fund
                                                                         For the Periods
                                               -------------------------------------------------------------------
                                                   01-Jan-98 to 30-June-98             01-Jan-97 to 31-Dec-97
                                                 Shares               US$               Shares               US$
                                               -----------        -----------        -----------        -----------
CLASS A
Shares sold                                      2,813,506         56,363,876          3,043,487         53,815,753
Shares issued on reinvestment of dividends              --                 --             95,084          1,743,330
Shares redeemed                                   (496,042)       (10,217,813)          (989,599)       (16,207,961)
                                               -----------        -----------        -----------        -----------
Net increase                                     2,317,464         46,146,063          2,148,972         39,351,122
                                               ===========        ===========        ===========        ===========
CLASS B*
Shares sold                                        172,231          3,640,838                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                       172,231          3,640,838                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS C*
Shares sold                                        103,934          2,221,469                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                       (106)            (2,225)                --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                       103,828          2,219,244                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS D
Shares sold                                        281,967          6,562,657            164,316          3,018,076
Shares issued on reinvestment of dividends              --                 --              5,659            102,511
Shares redeemed                                    (50,713)        (1,063,342)           (23,624)          (412,681)
                                               -----------        -----------        -----------        -----------
Net increase                                       231,254          5,499,315            146,351          2,707,906
                                               ===========        ===========        ===========        ===========

*    Class B and Class C Shares were offered for sale on 29th April, 1998.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                          GAM Europe Fund
                                                                          For the Periods
                                               ---------------------------------------------------------------------
                                                   01-Jan-98 to 30-June-98              01-Jan-97 to 31-Dec-97
                                                  Shares              US$               Shares               US$
                                               -----------        -----------        -----------        -----------
CLASS A
Shares sold                                      1,650,699         24,098,958          2,155,335         28,650,194
Shares issued on reinvestment of dividends              --                 --            382,881          4,693,020
Shares redeemed                                   (926,528)       (13,294,480)        (1,547,698)       (21,254,955)
                                               -----------        -----------        -----------        -----------
Net increase                                       724,171         10,804,478            990,518         12,088,259
                                               ===========        ===========        ===========        ===========
CLASS B*
Shares sold                                         24,616            368,519                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                        24,616            368,519                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS C*
Shares sold                                         20,644            313,198                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                        20,644            313,198                 --                 --
                                               ===========        ===========        ===========        ===========

*    Class B and Class C Shares were offered for sale on 29th April, 1998.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                       GAM Pacific Basin Fund
                                                                          For the Periods
                                               ----------------------------------------------------------------------
                                                    01-Jan-98 to 30-June-98              01-Jan-97 to 31-Dec-97
                                                  Shares              US$               Shares              US$
                                               -----------        -----------        -----------        -----------
CLASS A
Shares sold                                      1,040,518          9,550,741          1,941,999         28,048,990
Shares issued on reinvestment of dividends              --                 --            236,407          2,658,787
Shares redeemed                                 (1,058,631)        (9,802,461)        (3,062,559)       (39,899,633)
                                               -----------        -----------        -----------        -----------
Net decrease                                       (18,113)          (251,720)          (884,153)        (9,191,856)
                                               ===========        ===========        ===========        ===========
CLASS B*
Shares sold                                         12,224            110,000                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                        12,224            110,000                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS C*
Shares sold                                            820              7,000                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                           820              7,000                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS D
Shares sold                                         53,450            494,013             51,066            746,179
Shares issued on reinvestment of dividends              --                 --             14,840            163,481
Shares redeemed                                    (12,289)          (110,564)           (24,922)          (334,685)
                                               -----------        -----------        -----------        -----------
Net increase                                        41,161            383,449             40,984            574,975
                                               ===========        ===========        ===========        ===========


* Class B and Class C Shares were offered for sale on 29th April, 1998.

                                                                              59

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                       GAM Japan Capital Fund
                                                                           For the Periods
                                               -----------------------------------------------------------------------
                                                    01-Jan-98 to 30-June-98               01-Jan-97 to 31-Dec-97
                                                  Shares               US$             Shares               US$
                                               -----------        -----------        -----------        -----------
CLASS A
Shares sold                                      1,538,860         13,206,747          3,911,543         38,716,276
Shares issued on reinvestment of dividends              --                 --            219,840          1,969,882
Shares redeemed                                 (2,077,554)       (17,802,566)        (4,362,649)       (41,365,723)
                                               -----------        -----------        -----------        -----------
Net decrease                                      (538,694)        (4,595,819)          (231,266)          (679,565)
                                               ===========        ===========        ===========        ===========
CLASS B*
Shares sold                                         12,986            107,653                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                       (905)            (6,573)                --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                        12,081            101,080                 --                 --
                                               ===========        ===========        ===========        ===========
CLASS C*
Shares sold                                         71,195            585,763                 --                 --
Shares issued on reinvestment of dividends              --                 --                 --                 --
Shares redeemed                                         --                 --                 --                 --
                                               -----------        -----------        -----------        -----------
Net increase                                        71,195            585,763                 --                 --
                                               ===========        ===========        ===========        ===========

*  Class B and Class C Shares were offered for sale on 29th April, 1998.


--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                     GAM North America Fund
                                                                        For the Periods
                                               ------------------------------------------------------------------
                                                   01-Jan-98 to 30-June-98            01-Jan-97 to 31-Dec-97
                                                 Shares               US$              Shares              US$
                                              -----------        -----------        -----------        -----------
CLASS A
Shares sold                                       721,998         13,317,631            392,721          6,494,878
Shares issued on reinvestment of dividends             --                 --              5,909            101,515
Shares redeemed                                  (588,873)       (11,453,605)          (197,145)        (3,256,744)
                                              -----------        -----------        -----------        -----------
Net increase                                      133,125          1,864,026            201,485          3,339,649
                                              ===========        ===========        ===========        ===========
CLASS B*
Shares sold                                           299              6,000                 --                 --
Shares issued on reinvestment of dividends             --                 --                 --                 --
Shares redeemed                                        --                 --                 --                 --
                                              -----------        -----------        -----------        -----------
Net increase                                          299              6,000                 --                 --
                                              ===========        ===========        ===========        ===========

                                                                     GAM Asian Capital
                                                                      For the Periods
                                               --------------------------------------------------------------
                                                 01-Jan-98 to 30-June-98          01-Jan-97 to 31-Dec-97
                                                Shares             US$              Shares              US$
                                              ----------        ----------        ----------        ----------
CLASS A
Shares sold                                       25,557           134,097           180,437         1,471,448
Shares issued on reinvestment of dividends            --                --            10,133            75,019
Shares redeemed                                  (52,096)         (295,622)         (626,223)       (5,342,044)
                                              ----------        ----------        ----------        ----------
Net decrease                                     (26,539)         (161,525)         (435,653)       (3,795,577)
                                              ==========        ==========        ==========        ==========

* Class B Shares were offered for sale on 29th April, 1998.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                                   GAMerica Capital
                                                                    For the Periods
                                               ---------------------------------------------------------
                                                 01-Jan-98 to 30-June-98             01-Jan-97 to 31-Dec-97
                                                 Shares             US$             Shares              US$
                                              ----------        ----------        ----------        ----------
CLASS A
Shares sold                                      276,749         4,437,292           168,956         2,197,313
Shares issued on reinvestment of dividends            --                --             9,395           124,173
Shares redeemed                                   (2,764)          (45,333)          (73,313)         (923,956)
                                              ----------        ----------        ----------        ----------
Net increase                                     273,985         4,391,959           105,038         1,397,530
                                              ==========        ==========        ==========        ==========
CLASS B*
Shares sold                                       15,351           253,802                --                --
Shares issued on reinvestment of dividends            --                --                --                --
Shares redeemed                                       --                --                --                --
                                              ----------        ----------        ----------        ----------
Net increase                                      15,351           253,802                --                --
                                              ==========        ==========        ==========        ==========
CLASS C*
Shares sold                                       10,117           167,345                --                --
Shares issued on reinvestment of dividends            --                --                --                --
Shares redeemed                                   (7,104)         (117,718)               --                --
                                              ----------        ----------        ----------        ----------
Net increase                                       3,013            49,627                --                --
                                              ==========        ==========        ==========        ==========

* Class B and Class C Shares were offered for sale on 29th April, 1998.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 1998 excluding short-term securities, were as follows:

                                                          GAM          GAM         GAM        GAM
                  GAM            GAM          GAM       Pacific       Japan       North      Asian    GAMerica
             International     Global       Europe       Basin       Capital     America    Capital    Capital
             -------------     ------       ------       -----       -------     -------    -------    -------
In US$
Purchases    796,680,117    80,206,144   41,937,450   7,012,730     7,840,229  8,723,703   267,751   2,481,329
Sales        295,079,296    27,445,081   28,723,165   8,333,970    10,043,528  6,614,556   583,873     213,513

Realized gains and losses are reported on an identified cost basis. At 30th June, 1998, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income taxes purposes, were as follows:

                                                           GAM           GAM          GAM         GAM
                     GAM         GAM         GAM         Pacific        Japan        North       Asian      GAMerica
                International   Global      Europe        Basin        Capital      America     Capital     Capital
                -------------   ------      ------        -----        -------      -------     -------     -------
In US$

Appreciation     754,148,435  24,724,105  10,309,601       941,624       968,767   3,979,099       1,763   2,071,994
Depreciation     (70,092,282) (1,541,993) (1,105,309)  (13,640,164)   (4,701,969)    (46,811)   (142,354)   (374,907)
                 -----------  ----------  ----------   -----------    ----------   ---------    --------   ---------
Net              684,056,153  23,182,112   9,204,292   (12,698,540)   (3,733,202)  3,932,288    (140,591)  1,697,087
                 ===========  ==========  ==========   ===========    ==========   =========    ========   =========

At 31st December, 1997, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                                 GAM            GAM           GAM          GAM
                           GAM            GAM        GAM       Pacific         Japan         North        Asian       GAMerica
                      International     Global     Europe       Basin         Capital       America      Capital      Capital
                      -------------     ------     ------       -----         -------       -------      -------      -------
In US$                     --            --         --         770,561         507,841        --         291,731        --
                                                                             2,414,939
Carryforward               --            --         --       31st Dec,       31st Dec,        --       31st Dec,        --
Expiration dates           --            --         --            2005     2003 & 2005        --            2005        --

Foreign taxes withheld from dividends and interest for the six months ended 30th June, 1998, were as follows:

                                                         GAM         GAM         GAM         GAM
                    GAM            GAM        GAM      Pacific      Japan       North       Asian      GAMerica
               International     Global     Europe      Basin      Capital     America     Capital     Capital
               -------------     ------     ------      -----      -------     -------     -------     -------
In US$
Dividends        3,000,995       43,099     92,951     27,166      19,799        571         686         235
Interest                --           --         --         --          --         --          --          --

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 6. FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 1998, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                            GAM INTERNATIONAL FUND

                                                                    Unrealized
                                                                   appreciation/
                                                                  (depreciation)
                                                                   -------------
                                                                             US$
567,319,000 French francs sold vs. 94,000,000 US$
 6th July, 1998                                                          65,904
51,666,930,000 Japanese yen sold vs. 406,000,000 US$
 6th July, 1998                                                      31,706,883
79,288,000 German marks sold vs. 44,000,000 US$
 14th July, 1998                                                        (23,517)
403,334,600 Dutch guilders sold vs. 198,000,000 US$
 14th July, 1998                                                       (656,756)
1,790,620,000 French francs sold vs. 296,000,000 US$
 15th July, 1998                                                       (651,064)
159,690,000 Swedish krona sold vs. 20,000,000 US$
 31st July, 1998                                                        (69,507)
170,731,707 UK Pound sterling sold vs. 280,000,000 US$
 10th August, 1998                                                   (4,542,488)
29,862,000 Swiss francs sold vs. 20,000,000 US$
 2nd October, 1998                                                       89,443
370,923,300 Swiss francs sold vs. 253,000,000 US$
 8th October, 1998                                                    5,531,264
1,103,700,000 Belgian francs sold vs. 30,000,000 US$
 29th October, 1998                                                     103,481

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------



562,104,000 Hong Kong dollar sold vs. 72,000,000 US$
30th October, 1998                                                      380,559
220,923,153 UK Pound sterling sold vs. 357,000,000 US$
5th November, 1998                                                   (9,349,353)
187,040,000 Finnish markka sold vs. 35,000,000 US$
 12th November, 1998                                                    580,464
64,580,400,000 Italian lire sold vs. 37,000,000 US$
 9th December, 1998                                                     476,872
265,174,000 Norwegian kroner sold vs. 35,000,000 US$
 16th December, 1998                                                    171,153
272,040,000 Danish krone sold vs. 40,000,000 US$
 29th December, 1998                                                     47,122
                                                                    -----------
Net equity in foreign currency exchange contracts                    23,860,460
                                                                    ===========

                                 GAM GLOBAL FUND


                                                                             US$

1,502,254,000 Japanese yen sold vs. 11,600,000 US$
 6th July, 1998                                                         717,162
10,437,647 Dutch guilders sold vs. 5,096,000 US$
 13th July, 1998                                                        (44,583)
630,700 German marks sold vs. 350,000 US$
 14th July, 1998                                                           (187)
40,510,870 French francs sold vs. 6,650,000 US$
 15th July, 1998                                                        (61,414)
1,097,561 UK Pound sterling sold vs. 1,800,000 US$
 10th August, 1998                                                      (29,202)
7,026,300 Hong Kong dollars sold vs. 900,000 US$
 30th October, 1998                                                       7,488
5,025,791 Swiss francs sold vs. 3,428,000 US$
 30th October, 1998                                                      74,945
6,412,800 Finnish markka sold vs. 1,200,000 US$
 12th November, 1998                                                     19,902
12,043,000 French francs sold vs. 2,000,000 US$
 9th December, 1998                                                     (13,036)
                                                                       --------
Net equity in foreign currency exchange contracts                       671,075
                                                                       ========

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                GAM EUROPE FUND


                                                                             US$

23,250,000 Finnish markka sold vs. 4,236,858 US$
 22nd July, 1998                                                        (71,388)
127,550,000 French francs sold vs. 21,049,205 US$
 22nd July, 1998                                                       (294,646)
20,650,000 German marks sold vs. 11,427,423 US$
 22nd July, 1998                                                       (157,115)
31,000,000 Belgian francs sold vs. 840,507 US$
 23rd July, 1998                                                        (15,019)
38,750,000 Danish krone sold vs. 5,646,515 US$
 23rd July, 1998                                                        (59,220)
15,900,000 Dutch guilders sold vs. 7,818,348 US$
 23rd July, 1998                                                       (131,776)
14,930,000,000 Italian lire sold vs. 8,354,176 US$
 23rd July, 1998                                                       (134,366)
22,400,000 Norwegian kroner sold vs. 2,960,918 US$
 24th July, 1998                                                        (35,213)
733,500,000 Spanish pesetas sold vs. 4,803,119 US$
 24th July, 1998                                                        (59,387)
36,750,000 Swedish krona sold vs. 4,682,537 US$
 24th July, 1998                                                        (60,311)
12,750,000 Swiss francs sold vs. 8,562,495 US$
 24th July, 1998                                                        (14,016)
                                                                     ----------
Net equity in foreign currency exchange contracts                    (1,032,457)
                                                                     ==========


                             GAM PACIFIC BASIN FUND

                                                                             US$

32,734,800 Hong Kong dollars sold vs. 4,200,000 US$
 15th July, 1998                                                        (21,903)
1,105,040,000 Japanese yen sold vs. 8,500,000 US$
 31st July, 1998                                                        463,386
4,439,675 Australian dollars sold vs. 2,611,386 US$
 16th September, 1998                                                  (115,122)
                                                                       --------
Net equity in foreign currency exchange contracts                       326,361
                                                                       ========

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                            GAM JAPAN CAPITAL FUND


                                                                             US$

259,980,000 Japanese yen sold vs. 2,000,000 US$
 1st July, 1998                                                          70,220
129,870,000 Japanese yen sold vs. 1,000,000 US$
 14th July, 1998                                                         58,021
905,590,000 Japanese yen sold vs. 7,000,000 US$
 21st July, 1998                                                        424,293
1,107,635,000 Japanese yen sold vs. 8,500,000 US$
 6th August, 1998                                                       437,427
133,960,000 Japanese yen sold vs. 1,000,000 US$
 20th August, 1998                                                       22,917
259,980,000 Japanese yen bought vs. 1,929,780 US$
 1st July, 1998                                                          (1,753)
                                                                     ----------
Net equity in foreign currency exchange contracts                     1,011,125
                                                                     ==========


                             GAM ASIAN CAPITAL FUND


                                                                             US$

1,948,500 Hong Kong dollars sold vs. 250,000 US$
 15th July, 1998                                                         (1,347)
                                                                         ------
Net equity in foreign currency exchange contracts                        (1,347)
                                                                         ======

At 30th June, 1998 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 1998 GAM International Fund, GAM Global Fund and GAM Japan Capital Fund had outstanding futures contracts as set out in their respective Statement of Investments.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 7. SELECTED FINANCIAL INFORMATION

                       Per share operating performance (for a share outstanding
                                        throughout the period)
                   ----------------------------------------------------------------
                                            Income from investment operations
                                      ---------------------------------------------
                                                        Net realized
                    Net asset value,        Net        and unrealized   Total from
                        beginning        investment    gain/(loss) on   investment
                        of period      income/(loss)     investments    operations
                   ------------------ --------------- ---------------- ------------
01-JAN-98 TO
30-JUN-98
(UNAUDITED)
US$

GAM International
 Class A              US$  28.46        0.10+           4.83             4.93
 Class B              US$  33.39        0.02+           0.02             0.04
 Class C              US$  32.95        0.03+           0.39             0.42
 Class D              US$  28.34        0.08+           4.82             4.90

GAM Global
 Class A              US$  18.71       (0.01)+          3.42             3.41
 Class B              US$  20.99        0.00+           1.12             1.12
 Class C              US$  21.19       (0.00)+          0.92             0.92
 Class D              US$  18.50       (0.03)+          3.38             3.35

GAM Europe
 Class A              US$  12.57        0.11+           2.34             2.45
 Class B              US$  14.97        0.03+           0.04             0.07
 Class C              US$  15.30        0.04+         (0.33)           (0.29)

GAM Pacific Basin
 Class A               US$  9.69        0.01+         (1.60)           (1.59)
 Class B               US$  8.90        0.00+         (0.68)           (0.68)
 Class C               US$  8.53        0.00+         (0.42)           (0.42)
 Class D               US$  9.62        0.01+         (1.32)           (1.31)

GAM Japan Capital
 Class A               US$  8.44       (0.03)+        (0.06)           (0.09)
 Class B               US$  8.44       (0.01)+        (0.07)           (0.08)
 Class C               US$  8.58       (0.01)+        (0.22)           (0.23)

GAM North America
 Class A              US$  17.32        0.00+           3.80             3.80
 Class B              US$  20.13       (0.02)+          1.00             0.98

GAM Asian Capital
 Class A               US$  6.02        0.09+         (1.79)           (1.70)

GAMerica Capital
 Class A              US$  13.43        0.02+           3.43             3.45
 Class B              US$  16.53        0.00+           0.34             0.34
 Class C              US$  16.53        0.00+           0.35             0.35


                   Per share operating performance (for a share outstanding
                                         throughout the
                                            period)
                   ---------------------------------------------------------
                               Less distributions
                   -------------------------------------------
                     Dividends   Distributions
                     from net      from net                     Net asset
                    investment     realized         Total       value, end
                      income         gains      Distributions   of period
                   ------------ -------------- --------------- -----------
01-JAN-98 TO
30-JUN-98
(UNAUDITED)
US$

GAM International
 Class A               --             --       0.00            US$  33.39
 Class B               --             --       0.00            US$  33.43
 Class C               --             --       0.00            US$  33.37
 Class D               --             --       0.00            US$  33.24

GAM Global
 Class A               --             --       0.00            US$  22.12
 Class B               --             --       0.00            US$  22.11
 Class C               --             --       0.00            US$  22.11
 Class D               --             --       0.00            US$  21.85

GAM Europe
 Class A               --             --       0.00            US$  15.02
 Class B               --             --       0.00            US$  15.04
 Class C               --             --       0.00            US$  15.01

GAM Pacific Basin
 Class A               --             --       0.00             US$  8.10
 Class B               --             --       0.00             US$  8.22
 Class C               --             --       0.00             US$  8.11
 Class D               --             --       0.00             US$  8.31

GAM Japan Capital
 Class A               --             --       0.00             US$  8.35
 Class B               --             --       0.00             US$  8.36
 Class C               --             --       0.00             US$  8.35

GAM North America
 Class A               --             --       0.00            US$  21.12
 Class B               --             --       0.00            US$  21.11

GAM Asian Capital
 Class A               --             --       0.00             US$  4.32

GAMerica Capital
 Class A               --             --       0.00            US$  16.88
 Class B               --             --       0.00            US$  16.87
 Class C               --             --       0.00            US$  16.88

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                       Per share operating performance (for a share outstanding
                                        throughout the period)
                   ----------------------------------------------------------------
                                            Income from investment operations
                                      ---------------------------------------------
                                                        Net realized
                    Net asset value,        Net        and unrealized   Total from
                        beginning        investment    gain/(loss) on   investment
                        of period      income/(loss)     investments    operations
                   ------------------ --------------- ---------------- ------------
01-JAN-97 TO
31-DEC-97
US$

GAM International
 Class A           US$  23.15           0.08+           6.58             6.66
 Class D           US$  23.07           0.01+           6.59             6.60

GAM Global
 Class A           US$  14.35          (0.04)+          5.04             5.00
 Class D           US$  14.22          (0.09)+          5.02             4.93

GAM Europe
 Class A           US$  11.85           0.02+           3.15             3.17

GAM Pacific Basin
 Class A           US$  15.26           0.00+         (4.45)           (4.45)
 Class D           US$  15.20           0.01+         (4.47)           (4.46)

GAM Japan Capital
 Class A           US$  9.39           (0.10)+        (0.11)           (0.21)

GAM North America
 Class A           US$  13.56           0.00+           3.99             3.99

GAM Asian Capital
 Class A           US$  9.83            0.09+         (3.48)           (3.39)

GAMerica Capital
 Class A           US$  10.82          (0.24)+          4.23             3.99

01-JAN-96 TO
31-DEC-96
US$

GAM International
 Class A           US$   21.37          0.57+           1.34             1.91
 Class D           US$   21.35          0.45+           1.32             1.77

GAM Global
 Class A           US$   13.51          0.16+           1.55             1.71
 Class D           US$   13.48          0.07+           1.47             1.54

GAM Europe
 Class A           US$   10.04          0.07+           2.06             2.13

GAM Pacific Basin
 Class A           US$   16.97          0.04+         (0.11)           (0.07)
 Class D           US$   16.96         (0.10)+        (0.11)           (0.21)

GAM Japan Capital
 Class A           US$   10.16         (0.05)+          0.07             0.02

GAM North America
 Class A           US$   11.93         (0.05)+          2.93             2.88

GAM Asian Capital
 Class A           US$   9.53          (0.07)+          0.38             0.31

GAMerica Capital
 Class A           US$   10.03         (0.42)+          2.22             1.80


                    Per share operating performance (for a share outstanding
                                         throughout the
                                            period)
                   ----------------------------------------------------------
                               Less distributions
                   -------------------------------------------
                     Dividends   Distributions
                     from net      from net                      Net asset
                    investment     realized         Total       value, end
                      income         gains      Distributions    of period
                   ------------ -------------- --------------- ------------
01-JAN-97 TO
31-DEC-97
US$

GAM International
 Class A           (0.18)       (1.17)         (1.35)          US$  28.46
 Class D           (0.17)       (1.17)         (1.33)          US$  28.34

GAM Global
 Class A           (0.02)       (0.62)         (0.64)          US$  18.71
 Class D           (0.03)       (0.62)         (0.65)          US$  18.50

GAM Europe
 Class A           (0.06)       (2.39)         (2.45)          US$  12.57

GAM Pacific Basin
 Class A              --        (1.12)         (1.12)          US$  9.69
 Class D              --        (1.12)         (1.12)          US$  9.62

GAM Japan Capital
 Class A              --        (0.74)         (0.74)          US$  8.44

GAM North America
 Class A              --        (0.23)         (0.23)          US$  17.32

GAM Asian Capital
 Class A           (0.02)       (0.40)         (0.42)          US$  6.02

GAMerica Capital
 Class A             0.00       (1.38)         (1.38)          US$  13.43

01-JAN-96 TO
31-DEC-96
US$

GAM International
 Class A           (0.09)       (0.04)         (0.13)          US$   23.15
 Class D           (0.01)       (0.04)         (0.05)          US$   23.07

GAM Global
 Class A           (0.08)       (0.79)         (0.87)          US$   14.35
 Class D           (0.01)       (0.79)         (0.80)          US$   14.22

GAM Europe
 Class A           (0.01)       (0.31)         (0.32)          US$   11.85

GAM Pacific Basin
 Class A           (0.74)       (0.90)         (1.64)          US$   15.26
 Class D           (0.65)       (0.90)         (1.55)          US$   15.20

GAM Japan Capital
 Class A           (0.70)       (0.09)         (0.79)          US$   9.39

GAM North America
 Class A              --        (1.25)         (1.25)          US$   13.56

GAM Asian Capital
 Class A              --        (0.01)         (0.01)          US$   9.83

GAMerica Capital
 Class A              --        (1.01)         (1.01)          US$   10.82

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                      Per share operating performance (for a share outstanding
                                       throughout the period)
                  ----------------------------------------------------------------
                                           Income from investment operations
                                     ---------------------------------------------
                                                       Net realized
                   Net asset value,        Net        and unrealized   Total from
                       beginning        investment    gain/(loss) on   investment
                       of period      income/(loss)     investments    operations
                  ------------------ --------------- ---------------- ------------
01-JAN-95 TO
31-DEC-95
US$

GAM International
 Class A             US$   17.21       0.52            4.64             5.16
 Class D             US$   20.46       0.10            1.78             1.88

GAM Global
 Class A             US$   10.60       0.35            3.48             3.83
 Class D             US$   13.46        --             0.92             0.92

GAM Europe
 Class A             US$   8.66        0.07            1.38             1.45

GAM Pacific Basin
 Class A             US$   17.62        --             0.61             0.61
 Class D             US$   17.36     (0.02)            0.26             0.24

GAM Japan Capital
 Class A             US$   9.62      (0.07)            0.69             0.62

GAM North America
 Class A             US$   9.14         --             2.83             2.83

GAM Asian Capital **
 Class A             US$   10.00     (0.01)          (0.42)           (0.43)

GAMerica Capital **
 Class A             US$   10.00       0.07            0.07             0.14

01-JAN-94 TO
31-DEC-94
US$

 GAM
  International      US$   23.90       0.34          (2.58)           (2.24)

 GAM Global          US$   17.92       0.19          (2.94)           (2.75)

 GAM Europe          US$   8.93         --           (0.27)           (0.27)

 GAM Pacific
  Basin              US$   19.20     (0.05)            1.36             1.31

 GAM Japan
  Capital*           US$   10.00       0.02          (0.40)           (0.38)

 GAM North
  America            US$   12.80       0.04            0.23             0.27


                   Per share operating performance (for a share outstanding
                                        throughout the
                                           period)
                  ----------------------------------------------------------
                              Less distributions
                  -------------------------------------------
                    Dividends   Distributions
                    from net      from net                      Net asset
                   investment     realized         Total       value, end
                     income         gains      Distributions    of period
                  ------------ -------------- --------------- ------------
01-JAN-95 TO
31-DEC-95
US$

GAM International
 Class A          (0.47)       (0.53)         (1.00)          US$   21.37
 Class D          (0.46)       (0.53)         (0.99)          US$   21.35

GAM Global
 Class A          (0.30)       (0.62)         (0.92)          US$   13.51
 Class D          (0.28)       (0.62)         (0.90)          US$   13.48

GAM Europe
 Class A          (0.06)       (0.01)         (0.07)          US$   10.04

GAM Pacific Basin
 Class A             --        (1.26)         (1.26)          US$   16.97
 Class D             --        (0.64)         (0.64)          US$   16.96

GAM Japan Capital
 Class A          (0.05)       (0.03)         (0.08)          US$   10.16

GAM North America
 Class A             --        (0.04)         (0.04)          US$   11.93

GAM Asian Capital**
 Class A             --        (0.04)         (0.04)           US$   9.53

GAMerica Capital**
 Class A          (0.07)       (0.04)         (0.11)          US$   10.03

01-JAN-94 TO
31-DEC-94
US$

 GAM
  International   (0.66)       (3.79)         (4.45)          US$   17.21

 GAM Global       (0.49)       (4.08)         (4.57)          US$   10.60

 GAM Europe          --           --             --            US$   8.66

 GAM Pacific
  Basin              --        (2.89)         (2.89)          US$   17.62

 GAM Japan
  Capital*           --           --             --            US$   9.62

 GAM North
  America         (0.23)       (3.70)         (3.93)           US$   9.14

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                        Per share operating performance (for a share outstanding
                                         throughout the period)
                    ----------------------------------------------------------------
                                             Income from investment operations
                                       ---------------------------------------------
                                  Net realized
                     Net asset value,        Net        and unrealized   Total from
                         beginning        investment    gain/(loss) on   investment
                         of period      income/(loss)     investments    operations
                    ------------------ --------------- ---------------- ------------
01-JAN-93 TO
31-DEC-93
US$

GAM International      US$   14.56       0.25           10.38            10.63
GAM Global             US$   10.33       0.24            7.46             7.70
GAM Europe             US$   7.34        0.24            1.41             1.65
GAM Pacific Basin      US$   13.14     (0.03)            6.57             6.54
GAM North Amer-
 ica                   US$   13.63       0.19          (0.46)           (0.27)


                     Per share operating performance (for a share outstanding
                                       throughout the period)
                    ----------------------------------------------------------
                                Less distributions
                    -------------------------------------------
                      Dividends   Distributions
                      from net      from net                      Net asset
                     investment     realized         Total       value, end
                       income         gains      Distributions    of period
                    ------------ -------------- --------------- ------------
01-JAN-93 TO
31-DEC-93
US$

GAM International   (0.34)       (0.95)         (1.29)          US$   23.90
GAM Global          (0.11)          --          (0.11)          US$   17.92
GAM Europe          (0.06)          --          (0.06)           US$   8.93
GAM Pacific Basin   (0.04)       (0.44)         (0.48)          US$   19.20
GAM North Amer-
 ica                (0.07)       (0.49)         (0.56)          US$   12.80

+ For the six months ended 30th June, 1998 and the years ended 31st December 1996 and 1997, net investment income per share has been determined based on the weighted average shares outstanding method.

*    Period from 1st July, 1994 (Inception) to 31st December, 1994.

**   Period from 12th May, 1995 (Inception) to 31st December, 1995.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                 Ratios/supplemental data
                     ---------------------------------------------------------------------------------
                                                                  Ratios to average net assets
                                                           -------------------------------------------
                       Total return
                         (without          Net assets                           Net          Portfolio
                       deduction of      end of period                       investment      turnover
                      sales load)++      (000 omitted)       Expenses      income/(loss)       rate
                     ---------------   -----------------   ------------   ---------------   ----------
01-JAN-98 TO
30-JUN-98
(UNAUDITED)

US$

GAM International
 Class A               17.32%          US$   2,643,244     1.57%*           0.63%*               23%
 Class B                0.12%          US$   15,280        2.34%*           0.85%*               23%
 Class C                1.27%          US$   18,316        2.25%*           0.82%*               23%
 Class D               17.29%          US$   161,990       1.71%*           0.52%*               23%

GAM Global
 Class A               18.23%          US$   128,984       1.52%*          (0.13)%*              53%
 Class B                5.34%          US$   3,809         2.32%*           0.02%*               53%
 Class C                4.34%          US$   2,295         2.25%*          (0.20)%*              53%
 Class D               18.11%          US$   9,503         1.68%*          (0.27)%*              53%

GAM Europe
 Class A               19.49%          US$   57,593        1.88%*           1.60%*              119%
 Class B                0.47%          US$   370           2.70%*           2.74%*              119%
 Class C              ( 1.90)%         US$   310           2.70%*           2.85%*              119%

GAM Pacific Basin
 Class A              (16.41)%         US$   19,114        2.55%*           0.14%*               62%
 Class B              ( 7.64)%         US$   100           3.22%*          (0.29)%*              62%
 Class C              ( 4.92)%         US$   7             3.18%*           0.20%*               62%
 Class D              (13.62)%         US$   1,709         2.51%*           0.22%*               62%

GAM Japan Capital
 Class A              ( 1.07)%         US$   26,033        2.30%*          (0.63)%*              67%
 Class B              ( 0.95)%         US$   101           3.01%*          (2.50)%*              67%
 Class C              ( 2.68)%         US$   594           3.73%*          (2.96)%*              67%

GAM North America
 Class A               21.94%          US$   16,179        1.73%*           0.04%*               82%
 Class B                4.87%          US$   6             2.38%*          (1.26)%*              82%

GAM Asian Capital **
 Class A              (28.24)%         US$   478           2.00%*           1.76%*              101%

GAMerica Capital
 Class A               25.69%          US$   9,399         2.19%*           0.21%*               10%
 Class B                2.06%          US$   259           3.02%*          (0.06)%*              10%
 Class C                2.12%          US$   51            3.05%*           0.08%*               10%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                            Ratios/supplemental data
                        -------------------------------------------------------------------------------
                                                                    Ratios to average net assets
                                                              -----------------------------------------
                          Total return
                            (without          Net assets                         Net          Portfolio
                          deduction of      end of period                     investment      turnover
                         sales load)++      (000 omitted)      Expenses     income/(loss)       rate
                        ---------------   -----------------   ----------   ---------------   ----------
01-JAN-97 TO
31-DEC-97
US$

GAM International
 Class A                  28.93%          US$   1,793,665     1.68%          0.28%              48%
 Class D                  28.78%          US$      99,283     1.82%          0.05%              48%

GAM Global
 Class A                  34.95%          US$      65,739     1.83%         (0.25)%             48%
 Class D                  34.80%          US$       3,768     2.01%         (0.53)%             48%

GAM Europe
 Class A                  27.55%          US$      39,101     1.81%          0.15%              80%

GAM Pacific Basin
 Class A                 (30.00)%         US$      23,046     1.98%          0.02%              42%
 Class D                 (30.18)%         US$       1,583     2.08%         (0.09)%             42%

GAM Japan Capital
 Class A                 ( 2.58)%         US$      30,872     2.15%         (1.06)%             76%

GAM North America
 Class A                  29.41%          US$      10,966     1.94%          0.00%              15%

GAM Asian Capital **
 Class A                 (35.34)%         US$         824     1.81%          1.04%              68%

GAMerica Capital
 Class A                  37.28%          US$       3,799     3.45%         (2.04)%             22%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                            Ratios/supplemental data
                        -------------------------------------------------------------------------------
                                                                    Ratios to average net assets
                                                              -----------------------------------------
                          Total return
                            (without          Net assets                         Net          Portfolio
                          deduction of      end of period                     investment      turnover
                         sales load)++      (000 omitted)      Expenses     income/(loss)       rate
                        ---------------   -----------------   ----------   ---------------   ----------
01-JAN-96 TO
31-DEC-96
US$

GAM International+
 Class A                  8.98%           US$   1,009,819     1.56%          2.70%                82%
 Class D                  8.33%           US$      38,716     2.06%          2.13%                82%

GAM Global+
 Class A                 12.74%           US$      19,583     2.26%          1.17%               107%
 Class D                 11.54%           US$         815     2.88%          0.52%               107%

GAM Europe+
 Class A                 21.32%           US$      25,127     1.89%          0.59%                76%

GAM Pacific Basin+
 Class A                 (0.39)%          US$      49,808     1.76%          0.22%                46%
 Class D                 (1.19)%          US$       1,878     2.28%         (0.57)%               46%

GAM Japan Capital+
 Class A                  0.16%           US$      36,517     1.84%         (0.50)%               23%

GAM North America+
 Class A                 24.10%           US$       5,853     2.61%         (0.39)%                9%

GAM Asian Capital**+
 Class A                  3.28%           US$       5,629     2.98%         (0.75)%               86%

GAMerica Capital**+
 Class A                 18.31%           US$       1,924     5.16%         (3.79)%               27%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                            Ratios/supplemental data
                          ---------------------------------------------------------------------------------
                                                                      Ratios to average net assets
                                                              ---------------------------------------------
                            Total return
                              (without         Net assets                           Net           Portfolio
                            deduction of     end of period                       investment       turnover
                           sales load)++     (000 omitted)      Expenses       income/(loss)        rate
                          ---------------   ---------------   ------------   -----------------   ----------
01-JAN-95 TO
31-DEC-95
US$

GAM International
 Class A                    30.09%          US$   560,234      1.57  %            3.89   %           35%
 Class D                     9.26%          US$     8,714      2.22  %*           1.90   %*          35%

GAM Global
 Class A                    36.25%          US$    26,161      2.16  %            2.96   %           60%
 Class D                     6.97%          US$       295      2.81  %*          (0.09)  %*          60%

GAM Europe
 Class A                    16.77%          US$    22,961      2.12  %            0.75   %          145%

GAM Pacific Basin
 Class A                     4.56%          US$    53,944      1.98  %           (0.07)  %           64%
 Class D                     2.35%          US$     1,547      2.63  %*          (1.49)  %*          64%

GAM Japan Capital**
 Class A                     6.45%          US$    13,600      3.61  %           (2.35)  %          122%

GAM North America**
 Class A                    30.90%          US$     5,981      2.98  %            0.01   %            9%

GAM Asian Capital ++**
 Class A                   ( 4.25)%         US$     5,560      3.11  %*          (0.17)  %*           17%

GAMerica Capital ++**
 Class A                     1.38%          US$     3,029      3.73  %*           1.36   %*           11%

01-JAN-94 TO
31-DEC-94
US$

GAM International          (10.23)%         US$   158,336      1.60  %             2.74   %         110%

GAM Global                 (16.15)%         US$   19,940       2.29  %             0.91   %         123%

GAM Europe                 ( 3.11)%         US$   32,233       2.35  %             0.06   %          75%

GAM Pacific Basin            7.41%          US$   48,527       1.78  %            (0.35)  %          29%

GAM Japan Capital +        ( 3.77)%         US$    9,406       2.19  %*            0.70   %*          7%

GAM North America**          2.97%          US$    1,887       2.54  %             0.37   %           3%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                Ratios/supplemental data
                      -----------------------------------------------------------------------------
                                                                Ratios to average net assets
                                                          -----------------------------------------
                        Total return
                          (without         Net assets                        Net          Portfolio
                        deduction of     end of period                    investment      turnover
                       sales load)++     (000 omitted)     Expenses     income/(loss)       rate
                      ---------------   ---------------   ----------   ---------------   ----------
01-JAN-93 TO
31-DEC-93
US$

GAM International      79.96%           US$   80,776      1.99%          2.28%                98%
GAM Global             75.30%           US$   33,416      2.68%          1.88%               107%
GAM Europe             22.68%           US$   14,398      2.64%          1.05%               182%
GAM Pacific Basin      51.52%           US$   40,719      1.93%         (0.29)%               91%
GAM North America      (2.09)%          US$    3,289      2.10%          0.69%                 3%

+    Period from 1st July, 1994 (Inception) to 31st December, 1994.

++   Period from 12th May, 1995 (Inception) to 31st December, 1995.

*    Annualized.

** In the absence of expense reimbursement, expenses on an annualized basis would have represented 13.84% for GAM Asian Capital for the six months ended June 30, 1998. Expenses on an annualized basis would have represented 5.44% for GAM Asian Capital for the year ended 31st December, 1997. Expenses on an annualized basis would have represented 3.59% for GAM Asian Capital and 6.16% for GAMerica Capital of average net assets, respectively, for the year ended 31st December, 1996. Expenses on an annualized basis would have represented 4.61% for GAM Japan Capital, Capital of average net assets 3.27% for GAM North America, 3.95% for GAM Asian Capital and 4.73% for GAMerica Capital of average net assets, respectively for the period ended 31st December, 1995 and 5.81% of average net assets for GAM North America Fund for the year ended 31st December, 1994.

+ The ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.

++ Total return calculated for a period of less than one year is not annualised.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                   Bank loans
                          -----------------------------------------------------------------------------
                                                                        Average
                                                                    number of shares
                                               Average amount         outstanding           Average
                              Average          of bank loans       during the period       amount of
                            outstanding         outstanding             (monthly         debt per share
                           end of period     during the period          average)           during the
                           (000 omitted)       (000 omitted)         (000 omitted)           period
                          ---------------   -------------------   -------------------   ---------------
01-JAN-98 TO
30-JUN-98
(UNAUDITED)
US$

GAM International
 Class A
 Class B
 Class C
 Class D

GAM Global
 Class A
 Class B
 Class C
 Class D

GAM Europe tttt
 Class A                     US$ 4,431            US$  52.5              3,379                0.016
 Class B                     US$    28            US$   0.3                 16                0.019
 Class C                     US$    24            US$   0.3                 14                0.021

GAM Pacific Basin
 Class A
 Class B
 Class C
 Class D

GAM Japan Capital
 Class A
 Class B
 Class C

GAM North America ++++
 Class A                            --           US$  165.1                823                0.201
 Class B                            --                  --                  --                  --

GAM Asian Capital
 Class A

GAMerica Capital
 Class A
 Class B
 Class C


--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                   Bank loans
                        -----------------------------------------------------------------------------
                                                                      Average
                                             Average amount       number of shares        Average
                            Average          of bank loans          outstanding          amount of
                          outstanding         outstanding        during the period     debt per share
                         end of period     during the period     (monthly average)       during the
                         (000 omitted)       (000 omitted)         (000 omitted)           period
                        ---------------   -------------------   -------------------   ---------------
01-JAN-97 TO
31-DEC-97
US$

GAM International
 Class A
 Class D

GAM Global
 Class A
 Class D

GAM Europe+++
 Class A                  US$     884          US$     2.4             2,688                0.001

GAM Pacific Basin+++
 Class A                  US$   2,102          US$     5.8             3,265                0.002
 Class D                  US$     144          US$     0.4               140                0.003

GAM Japan Capital+++
 Class A

GAM North America                  --          US$   145.5             3,074                0.047
 Class A

GAM Asian Capital
 Class A

GAMerica Capital
 Class A


--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                      Bank loans
                     -----------------------------------------------------------------------------
                                                                   Average
                                          Average amount       number of shares        Average
                         Average          of bank loans          outstanding          amount of
                       outstanding         outstanding        during the period     debt per share
                      end of period     during the period     (monthly average)       during the
                      (000 omitted)       (000 omitted)         (000 omitted)           period
                     ---------------   -------------------   -------------------   ---------------
01-JAN-96 TO
31-DEC-96
US$

GAM International
 Class A
 Class D

GAM Global
 Class A
 Class D

GAM Europe
 Class A

GAM Pacific Basin
 Class A
 Class D

GAM Japan Capital
 Class A

GAM North America
 Class A

GAM Asian Capital
 Class A

GAMerica Capital
 Class A


--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                   Bank loans
                        -----------------------------------------------------------------------------
                                                                      Average
                                             Average amount       number of shares        Average
                            Average          of bank loans          outstanding          amount of
                          outstanding         outstanding        during the period     debt per share
                         end of period     during the period     (monthly average)       during the
                         (000 omitted)       (000 omitted)         (000 omitted)           period
                        ---------------   -------------------   -------------------   ---------------
01-JAN-95 TO
31-DEC-95
US$

GAM International
 Class A
 Class D

GAM Global
 Class A
 Class D

GAM Europe
 Class A                      --               US$   123               390                US$   0.32

GAM Pacific Basin
 Class A
 Class D

GAM Japan Capital
 Class A

GAM North America
 Class A

GAM Asian Capital ++
 Class A

GAMerica Capital ++
 Class A

01-JAN-94 TO
31-DEC-94
US$

GAM International

GAM Global

GAM Europe

GAM Pacific Basin

GAM Japan Capital +

GAM North America

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                       Bank loans
                      -----------------------------------------------------------------------------
                                                                    Average
                                           Average amount       number of shares        Average
                          Average          of bank loans          outstanding          amount of
                        outstanding         outstanding        during the period     debt per share
                       end of period     during the period     (monthly average)         during
                       (000 omitted)       (000 omitted)         (000 omitted)           period
                      ---------------   -------------------   -------------------   ---------------
01-JAN-93 TO
31-DEC-93
US$

GAM International       US$   9,557         US$   2,042              2,700              US$   0.76

GAM Global              US$   2,165         US$   2,600              1,780              US$   1.48

GAM Europe              US$   1,860         US$     521              1,680              US$   0.31

GAM Pacific Basin       US$      --         US$      --                 --              US$     --

GAM North America       US$      --         US$      --                 --              US$     --

+    Period from 1st July, 1994 (Inception) to 31st December, 1994.

++   Period from 12th May, 1995 (Inception) to 31st December, 1995.

+++ The average daily interest rate during the period was 8.69% for GAM Europe, 8.69% for GAM Pacific Basin and 8.41% for GAM Japan Capital, respectively. The interest rate at 31st December, 1997 was 8.69% for GAM Europe and GAM Pacific Basin.

++++ The average daily interest rate during the period was 8.69% for GAM Europe and 8.64% for GAM North America, respectively. The interest rate at June 30, 1998 was 8.69% for GAM Europe.

                               BOARD OF DIRECTORS

Gilbert de Botton - President   CHAIRMAN, Global Asset Management Limited,
                                London

George W. Landau                SENIOR ADVISER, Latin America Group, The
                                Coca-Cola Company, New York

Roland Weiser                   PRESIDENT, Intervista, Summit, New Jersey

Robert J. Mcguire, Esq.         ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                Grand, Iason & Silberberg, P.C., New York, New
                                York


Address of the Company:         135 East 57th Street
                                New York, New York 10022

                                Tel:  (212) 407-4600
                                      1-800-426-4685 (toll free)
                                Fax:  (212) 407-4684

Registrar and Transfer Agent:   Chase Global Funds Services Company
                                P.O. Box 2798
                                Boston, Massachusetts 02208

                                Tel:  (617) 557-8000 ext 6610
                                      1-800-356-5740 (toll free)
                                Fax:  (617) 557-8635



--------------------------------------------------------------------------------
            Copies of this report may be obtained from the Fund,
                        from the Transfer Agent or from:

            In the Isle of Man;
            Gam Administration Limited,
            11 Athol Street, Douglas, Isle of Man IM99 1HH, British Isles
            Tel: 44-1624 632632  Fax: 44-1624 625956

            In the United Kingdom (for authorized persons only);
            Global Asset Management Limited, a member of IMRO,
            12 St. James's Place, London, SW1A 1NX, UK
            Tel: 44-171-493 9990  Fax: 44-171-493 0715  Tix: 296099 GAMUK G

            On Internet;
            Information On GAM's SEC-registered funds -- www.usinfo.gam.com
            Email enquiries on GAM - info@gam.com